UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-9689

Wells Fargo Master Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA	94105
(Address of principal executive offices)	(Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end:	September 30, 2003

Date of reporting period:	September 30, 2003

ITEM 1. REPORT TO SHAREHOLDERS PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 95.78%

Amusement & Recreation Services – 2.45%

60,000	International Game Technology	$1,689,000

Building Construction – General Contractors & Operative Builders – 2.47%

21,900	Centex Corporation	1,705,572

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 2.19%

47,410	Home Depot Incorporated	1,510,009

Business Services – 5.27%

19,790	Electronic Arts Incorporated†	1,825,232

28,680	Symantec Corporation†	1,807,413

		3,632,645

Chemicals & Allied Products – 7.19%

27,100	Avon Products Incorporated	1,749,576

44,300	Mylan Laboratories Incorporated	1,712,195

28,825	Sigma-Aldrich Corporation	1,497,171

		4,958,942

Communications – 9.38%

77,250	AT&T Corporation	1,664,738

56,625	BellSouth Corporation	1,340,880

55,200	Fox Entertainment Group Incorporated Class A†	1,545,048

97,280	Nextel Communications Incorporated Class A†	1,915,443

		6,466,109

Depository Institutions – 6.59%

21,200	Golden West Financial Corporation	1,897,612

38,344	Greenpoint Financial Corporation	1,144,952

43,700	JP Morgan Chase & Company	1,500,221

		4,542,785

Educational Services – 2.65%

40,324	Career Education Corporation†	1,826,677

Electric, Gas, & Sanitary Services – 2.68%

29,060	Exelon Corporation	1,845,310

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.27%

37,936	Energizer Holdings Incorporated†	1,394,907

67,770	Intel Corporation	1,864,352

37,300	QLogic Corporation†	1,753,473

		5,012,732

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.84%

22,350	Fortune Brands Incorporated	1,268,363

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Home Furniture, Furnishings, & Equipment Stores – 2.46%

35,700	Best Buy Company Incorporated†	$1,696,464

Industrial & Commercial Machinery & Computer Equipment – 8.15%

23,610	Caterpillar Incorporated	1,625,312

145,850	Maxtor Corporation†	1,774,995

81,640	Seagate Technology	2,220,608

		5,620,915

Insurance Carriers – 10.10%

28,000	Aetna Incorporated	1,708,840

56,200	Fidelity National Financial Incorporated	1,689,372

32,080	Mid Atlantic Medical Services Incorporated†	1,649,875

38,066	UnitedHealth Group Incorporated	1,915,481

		6,963,568

Leather & Leather Products – 2.52%

31,820	Coach Incorporated†	1,737,372

Miscellaneous Services – 2.14%

35,552	D&B Corporation†	1,476,830

Non-Depository Credit Institutions – 5.35%

23,095	Countrywide Financial Corporation	1,807,877

48,291	SLM Corporation	1,881,417

		3,689,294

Oil & Gas Extraction – 2.50%

48,940	Occidental Petroleum Corporation	1,724,156

Petroleum Refining & Related Industries – 2.09%

39,430	Exxon Mobil Corporation	1,443,138

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.42%

31,160	Merrill Lynch & Company Incorporated	1,667,995

Transportation By Air – 3.03%

34,270	JetBlue Airways Corporation†	2,089,442

Transportation Equipment – 2.23%

20,605	Paccar Incorporated	1,538,987

Wholesale Trade Non-Durable Goods – 2.81%

58,165	McKesson Corporation	1,936,312

Total Common Stock (Cost $53,498,178)		66,042,617

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

DISCIPLINED GROWTH PORTFOLIO

Shares	Security Name	Value

Short Term Investments – 4.27%

2,945,160	Wells Fargo Money Market Trust~	$2,945,160

Total Short-Term Investments (Cost $2,945,160)		2,945,160

Total Investment in Securities (Cost $56,443,338)*	100.05%	$68,987,777

Other Assets and Liabilities, Net	(0.05)	(35,545)

Total Net Assets	100.00%	$68,952,232

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $56,443,338 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$13,176,734
Gross Unrealized Depreciation	(632,295)

Net Unrealized Appreciation	$12,544,439

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Common Stock – 99.80%

Chemicals & Allied Products – 13.21%

433,600	Abbott Laboratories	$18,449,680

400,097	Air Products & Chemicals Incorporated	18,044,373

800,619	Du Pont (EI) de Nemours & Company	32,032,766

779,100	Merck & Company Incorporated	39,438,042

1,125,440	Pfizer Incorporated	34,190,867

560,050	Procter & Gamble Company	51,983,841

992,711	Rohm & Haas Company	33,206,183

		227,345,752

Communications – 3.47%

352,160	AT&T Corporation	7,589,048

477,850	SBC Communications Incorporated	10,632,163

1,281,346	Verizon Communications Incorporated	41,566,864

		59,788,075

Depository Institutions – 12.32%

448,865	Bank of America Corporation	35,029,425

1,037,090	Citigroup Incorporated	47,197,966

1,695,525	JP Morgan Chase & Company	58,207,373

2,993,401	US Bancorp	71,811,690

		212,246,454

Eating & Drinking Places – 2.67%

1,953,190	McDonald’s Corporation	45,978,093

Electric, Gas, & Sanitary Services – 3.63%

26,218	Dominion Resources Incorporated	1,622,894

108,450	Duke Energy Corporation	1,931,495

218,780	FirstEnergy Corporation	6,979,082

1,235,900	Public Service Enterprise Group Incorporated	51,907,800

		62,441,271

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 10.29%

1,012,100	Emerson Electric Company	53,287,065

1,306,234	General Electric Company	38,938,836

834,987	International Business Machines Corporation	73,754,402

935,900	Motorola Incorporated	11,202,723

		177,183,026

Fabricated Metal Products, Except Machinery & Transportation Equipment – 3.90%

1,183,100	Fortune Brands Incorporated	67,140,925

Food & Kindred Products – 6.95%

1,519,490	PepsiCo Incorporated	69,638,227

2,722,525	Sara Lee Corporation	49,985,559

		119,623,786

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 5.99%

1,301,775	May Department Stores Company	$32,062,718

454,130	Sears Roebuck & Company	19,859,105

1,363,100	Target Corporation	51,293,453

		103,215,276

Industrial & Commercial Machinery & Computer Equipment – 7.54%

897,716	3M Company	62,005,244

3,501,550	Hewlett-Packard Company	67,790,008

		129,795,252

Insurance Agents, Brokers & Service – 0.14%

93,986	Medco Health Solutions Incorporated†	2,437,057

Insurance Carriers – 8.13%

2,551,929	Aegon NV	29,857,569

645,113	American International Group Incorporated	37,223,020

561,200	Metlife Incorporated	15,741,660

1,546,400	St Paul Companies Incorporated	57,263,192

		140,085,441

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 1.24%

591,289	Becton Dickinson & Company	21,357,359

Motion Pictures – 1.49%

1,274,800	Walt Disney Company	25,712,716

Non-Depository Credit Institutions – 3.07%

1,174,500	American Express Company	52,922,970

Oil & Gas Extraction – 1.04%

370,300	Schlumberger Limited	17,922,520

Petroleum Refining & Related Industries – 9.29%

909,503	BP plc ADR	38,290,076

487,625	ChevronTexaco Corporation	34,840,806

1,749,221	Exxon Mobil Corporation	64,021,489

515,104	Royal Dutch Petroleum Company NY Shares	22,767,597

		159,919,968

Tobacco Products – 1.78%

700,900	Altria Group Incorporated	30,699,420

Transportation Equipment – 1.78%

1,163,100	Honeywell International Incorporated	30,647,685

Wholesale Trade – Durable Goods – 1.87%

651,300	Johnson & Johnson	32,252,377

Total Common Stock (Cost $1,455,657,627)		1,718,715,423

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

EQUITY INCOME PORTFOLIO

Shares	Security Name	Value

Short Term Investments – 0.05%

911,014	Wells Fargo Money Market Trust~	$911,014

Total Short Term Investments (Cost $ 911,014)		911,014

Total Investment in Securities (Cost $1,456,568,641)*	99.85%	$1,719,626,437

Other Assets and Liabilities, Net	00.15	2,645,441

Total Net Assets	100.00%	$1,722,271,878

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $1,456,568,641 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$365,638,515
Gross Unrealized Depreciation	(102,580,719)

Net Unrealized Appreciation	$263,057,796

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 97.63%

Amusement & Recreation Services – 0.15%

17,756	Harrah’s Entertainment Incorporated	$747,705

55,308	International Game Technology	1,556,920

		2,304,625

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.12%

20,708	Jones Apparel Group Incorporated	619,790

17,380	Liz Claiborne Incorporated	591,790

17,486	VF Corporation	680,380

		1,891,960

Apparel & Accessory Stores – 0.48%

144,181	Gap Incorporated	2,468,379

54,853	Kohl’s Corporation†	2,934,636

84,511	Limited Brands	1,274,425

21,990	Nordstrom Incorporated	545,572

		7,223,012

Automotive Dealers & Gasoline Service Stations – 0.14%

45,546	Autonation Incorporated†	798,876

14,486	Autozone Incorporated†	1,296,932

		2,095,808

Automotive Repair, Services, & Parking – 0.02%

10,158	Ryder System Incorporated	297,833

Building Construction – General Contractors & Operative Builders – 0.13%

10,078	Centex Corporation	784,875

7,699	KB Home	459,322

9,889	Pulte Homes Incorporated	672,551

		1,916,748

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 1.26%

371,965	Home Depot Incorporated	11,847,085

126,243	Lowe’s Companies Incorporated	6,552,012

23,769	Sherwin-Williams Company	699,046

		19,098,143

Business Services – 7.20%

37,534	Adobe Systems Incorporated	1,473,585

18,099	Autodesk Incorporated	308,045

96,816	Automatic Data Processing Incorporated	3,470,854

37,768	BMC Software Incorporated†	526,108

164,890	Cendant Corporation†	3,081,794

26,763	Citrix Systems Incorporated†	590,927

93,586	Computer Associates International Incorporated	2,443,530

30,309	Computer Sciences Corporation†	1,138,709

61,204	Compuware Corporation†	328,053

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

78,776	Concord EFS Incorporated†	$1,076,868

23,952	Convergys Corporation†	439,280

8,949	Deluxe Corporation	359,213

102,800	eBay Incorporated†	5,500,828

23,572	Electronic Arts Incorporated†	2,174,046

77,445	Electronic Data Systems Corporation	1,564,389

22,826	Equifax Incorporated	508,335

121,088	First Data Corporation	4,838,676

31,276	Fiserv Incorporated†	1,133,129

39,348	IMS Health Incorporated	830,243

63,079	Interpublic Group of Companies Incorporated	890,675

33,224	Intuit Incorporated†	1,602,726

13,820	Mercury Interactive Corporation†	627,566

1,738,114	Microsoft Corporation	48,302,188

18,100	Monster Worldwide Incorporated†	455,758

15,444	NCR Corporation†	489,420

59,633	Novell Incorporated†	317,844

30,520	Omnicom Group Incorporated	2,192,862

848,799	Oracle Corporation†	9,523,525

42,812	Parametric Technology Corporation†	133,573

59,707	Peoplesoft Incorporated†	1,086,070

27,544	Robert Half International Incorporated†	537,108

79,253	Siebel Systems Incorporated†	770,339

522,853	Sun Microsystems Incorporated†	1,730,643

46,041	Sungard Data Systems Incorporated†	1,211,339

23,913	Symantec Corporation†	1,506,997

53,064	Unisys Corporation†	717,956

67,151	Veritas Software Corporation†	2,108,544

97,656	Yahoo! Incorporated†	3,455,069

		109,446,814

Chemicals & Allied Products – 11.80%

252,708	Abbott Laboratories	10,752,725

36,791	Air Products & Chemicals Incorporated	1,659,274

9,496	Alberto-Culver Company Class B	558,555

203,905	Amgen Incorporated†	13,166,146

17,884	Avery Dennison Corporation	903,500

38,015	Avon Products Incorporated	2,454,248

24,034	Biogen Incorporated†	918,820

313,799	Bristol-Myers Squibb Company	8,052,082

30,180	Chiron Corporation†	1,560,004

35,087	Clorox Company	1,609,441

87,103	Colgate-Palmolive Company	4,868,187

148,219	Dow Chemical Company	4,823,046

161,242	Du Pont (EI) de Nemours & Company	6,451,292

12,528	Eastman Chemical Company	419,688

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Chemicals & Allied Products (continued)

42,543	Ecolab Incorporated	$1,074,211

181,888	Eli Lilly & Company	10,804,147

58,767	Forest Laboratories Incorporated†	3,023,562

34,934	Genzyme Corporation†	1,615,698

165,318	Gillette Company	5,286,870

8,131	Great Lakes Chemical Corporation	163,514

15,193	International Flavors & Fragrances Incorporated	502,584

38,975	King Pharmaceuticals Incorporated†	590,471

40,809	Medimmune Incorporated†	1,347,105

363,015	Merck & Company Incorporated	18,375,819

42,321	Monsanto Company	1,013,165

1,278,132	Pfizer Incorporated	38,829,650

27,476	PPG Industries Incorporated	1,434,797

26,301	Praxair Incorporated	1,629,347

209,602	Procter & Gamble Company	19,455,258

35,944	Rohm & Haas Company	1,202,327

237,802	Schering-Plough Corporation	3,624,102

11,473	Sigma-Aldrich Corporation	595,908

17,331	Watson Pharmaceuticals Incorporated†	722,529

214,987	Wyeth	9,910,901

		179,398,973

Communications – 4.46%

50,392	Alltel Corporation	2,335,165

127,288	AT&T Corporation	2,743,056

439,031	AT&T Wireless Services Incorporated†	3,591,274

67,318	Avaya Incorporated†	733,766

298,989	BellSouth Corporation	7,080,060

23,170	CenturyTel Incorporated	785,231

99,423	Clear Channel Communications Incorporated	3,807,901

364,076	Comcast Corporation Class A†	11,242,667

166,436	Nextel Communications Incorporated Class A†	3,277,125

274,464	Qwest Communications International Incorporated†	933,178

537,871	SBC Communications Incorporated	11,967,630

145,551	Sprint Corporation – FON Group	2,197,820

165,682	Sprint Corporation – PCS Group†	949,358

51,757	Univision Communications Incorporated†	1,652,600

445,243	Verizon Communications Incorporated	14,443,683

		67,740,514

Construction Special Trade Contractors – 0.05%

11,105	Whirlpool Corporation	752,586

Depository Institutions – 10.52%

56,839	Amsouth Bancorporation	1,206,124

242,520	Bank of America Corporation	18,926,261

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

124,826	Bank of New York Company Incorporated	$3,633,685

184,938	Bank One Corporation	7,147,854

90,288	BB&T Corporation	3,242,242

36,426	Charter One Financial Incorporated	1,114,636

833,426	Citigroup Incorporated	37,929,217

28,357	Comerica Incorporated	1,321,436

92,966	Fifth Third Bancorp	5,156,824

20,446	First Tennessee National Corporation	868,137

170,233	FleetBoston Financial Corporation	5,132,525

24,710	Golden West Financial Corporation	2,211,792

37,013	Huntington Bancshares Incorporated	732,487

328,841	JP Morgan Chase & Company	11,289,112

68,447	Keycorp	1,750,190

36,697	Marshall & Ilsley Corporation	1,156,689

69,852	Mellon Financial Corporation	2,105,339

99,026	National City Corporation	2,917,306

25,361	North Fork Bancorporation Incorporated	881,295

35,683	Northern Trust Corporation	1,514,387

45,787	PNC Financial Services Group Incorporated	2,178,545

35,957	Regions Financial Corporation	1,231,527

55,079	SouthTrust Corporation	1,618,772

53,812	State Street Corporation	2,421,540

45,344	SunTrust Banks Incorporated	2,737,417

49,152	Synovus Financial Corporation	1,228,308

32,139	Union Planters Corporation	1,016,878

310,789	US Bancorp	7,455,828

217,773	Wachovia Corporation	8,970,070

150,638	Washington Mutual Incorporated	5,930,618

271,186	Wells Fargo & Company‡	13,966,079

14,593	Zions Bancorporation	815,019

		159,808,139

Eating & Drinking Places – 0.48%

27,249	Darden Restaurants Incorporated	517,731

205,977	McDonald’s Corporation	4,848,699

18,368	Wendy’s International Incorporated	593,286

47,350	Yum! Brands Incorporated†	1,402,507

		7,362,223

Educational Services – 0.12%

28,366	Apollo Group Incorporated Class A†	1,873,007

Electric, Gas, & Sanitary Services – 3.09%

99,183	AES Corporation†	735,938

20,347	Allegheny Energy Incorporated†	185,972

33,844	Allied Waste Industries Incorporated†	365,515

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

26,100	Ameren Corporation	$1,119,951

63,946	American Electric Power Company Incorporated	1,918,380

61,708	Calpine Corporation†	301,752

49,454	Centerpoint Energy Incorporated	453,493

28,507	Cinergy Corporation	1,046,207

45,888	Citizens Communications Company†	514,404

23,327	CMS Energy Corporation†	171,920

36,146	Consolidated Edison Incorporated	1,473,311

26,766	Constellation Energy Group Incorporated	957,687

50,316	Dominion Resources Incorporated	3,114,560

27,193	DTE Energy Company	1,003,150

145,888	Duke Energy Corporation	2,598,265

60,329	Dynegy Incorporated Class A†	217,184

52,746	Edison International†	1,007,449

96,990	EL Paso Corporation	708,027

36,553	Entergy Corporation	1,979,345

52,491	Exelon Corporation	3,333,179

52,717	FirstEnergy Corporation	1,681,672

29,672	FPL Group Incorporated	1,875,270

25,469	KeySpan Corporation	893,453

19,762	Kinder Morgan Incorporated	1,067,346

7,126	Nicor Incorporated	250,408

42,507	NiSource Incorporated	849,290

5,836	Peoples Energy Corporation	241,494

66,244	PG&E Corporation†	1,583,232

14,773	Pinnacle West Capital Corporation	524,442

27,288	PPL Corporation	1,117,444

38,983	Progress Energy Incorporated	1,733,184

36,569	Public Service Enterprise Group Incorporated	1,535,898

33,583	Sempra Energy	985,997

116,843	Southern Company	3,425,837

30,356	TECO Energy Incorporated	419,520

52,171	TXU Corporation	1,229,149

95,738	Waste Management Incorporated	2,505,463

83,814	Williams Companies Incorporated	789,528

64,548	Xcel Energy Incorporated	998,556

		46,912,872

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.86%

129,825	ADC Telecommunications Incorporated†	302,492

55,983	Advanced Micro Devices Incorporated†	621,971

61,987	Altera Corporation†	1,171,554

31,826	American Power Conversion Corporation	545,498

59,141	Analog Devices Incorporated†	2,248,541

24,749	Andrew Corporation†	304,165

49,228	Applied Micro Circuits Corporation†	239,740

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

48,014	Broadcom Corporation Class A†	$1,278,133

76,265	Ciena Corporation†	450,726

30,466	Comverse Technology Incorporated†	455,771

15,097	Cooper Industries Limited Class A	725,109

68,148	Emerson Electric Company	3,587,992

1,618,007	General Electric Company	48,232,789

1,057,802	Intel Corporation	29,100,133

279,749	International Business Machines Corporation	24,710,229

32,156	Jabil Circuit Incorporated†	837,664

231,534	JDS Uniphase Corporation†	833,522

50,670	Linear Technology Corporation	1,814,493

60,747	LSI Logic Corporation†	546,116

669,754	Lucent Technologies Incorporated†	1,446,669

52,561	Maxim Integrated Products Incorporated	2,076,160

12,681	Maytag Corporation	316,645

98,534	Micron Technology Incorporated†	1,322,326

30,940	Molex Incorporated	884,575

374,895	Motorola Incorporated	4,487,493

29,538	National Semiconductor Corporation†	953,782

54,935	Network Appliance Incorporated†	1,127,816

24,269	Novellus Systems Incorporated†	819,079

25,751	Nvidia Corporation†	409,724

27,353	PMC-Sierra Incorporated†	360,813

13,398	Power-One Incorporated†	137,865

15,190	QLogic Corporation†	714,082

127,798	Qualcomm Incorporated	5,321,509

28,824	Rockwell Collins Incorporated	727,806

82,569	Sanmina-SCI Corporation†	800,919

24,120	Scientific-Atlanta Incorporated	751,338

134,337	Solectron Corporation†	785,870

66,743	Tellabs Incorporated†	453,185

279,957	Texas Instruments Incorporated	6,383,020

9,465	Thomas & Betts Corporation†	150,020

54,623	Xilinx Incorporated†	1,557,302

		149,994,636

Engineering, Accounting, Research Management & Related Services – 0.32%

13,197	Fluor Corporation	492,644

24,008	Moody’s Corporation	1,319,720

60,940	Paychex Incorporated	2,067,694

17,052	Quest Diagnostics Incorporated†	1,034,033

		4,914,091

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.49%

9,230	Ball Corporation	498,420

9,596	Crane Company	224,642

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

23,525	Fortune Brands Incorporated	$1,335,044

49,791	Illinois Tool Works Incorporated	3,299,152

77,156	Masco Corporation	1,888,779

9,420	Snap-On Incorporated	260,463

		7,506,500

Financial Services – 0.04%

38,738	Janus Capital Group Incorporated	541,170

Food & Kindred Products – 3.80%

5,883	Adolph Coors Company Class B	316,270

135,074	Anheuser-Busch Companies Incorporated	6,664,551

104,328	Archer-Daniels-Midland Company	1,367,740

66,460	Campbell Soup Company	1,761,190

398,782	Coca Cola Company	17,131,675

73,194	Coca Cola Enterprises Incorporated	1,395,078

86,939	ConAgra Foods Incorporated	1,846,584

59,829	General Mills Incorporated	2,816,151

17,794	Hercules Incorporated†	201,606

21,235	Hershey Foods Corporation	1,543,360

56,889	HJ Heinz Company	1,950,155

65,815	Kellogg Company	2,194,930

22,532	McCormick & Company Incorporated	617,827

44,387	Pepsi Bottling Group Incorporated	913,484

278,147	PepsiCo Incorporated	12,747,477

125,813	Sara Lee Corporation	2,309,927

36,435	WM Wrigley Jr Company	2,014,856

		57,792,861

Food Stores – 0.36%

59,381	Albertson’s Incorporated	1,221,467

122,148	Kroger Company†	2,182,785

63,224	Starbucks Corporation†	1,820,851

22,797	Winn-Dixie Stores Incorporated	219,991

		5,445,094

Forestry – 0.19%

29,619	Plum Creek Timber Company Incorporated	753,507

35,459	Weyerhaeuser Company	2,072,579

		2,826,086

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Furniture & Fixtures – 0.11%

31,226	Leggett & Platt Incorporated	$675,418

44,390	Newell Rubbermaid Incorporated	961,932

		1,637,350

General Merchandise Stores – 3.61%

18,898	Big Lots Incorporated†	298,777

13,721	Dillard’s Incorporated Class A	191,820

54,001	Dollar General Corporation	1,080,020

27,849	Family Dollar Stores Incorporated	1,110,897

30,326	Federated Department Stores Incorporated	1,270,659

43,548	JC Penney Company Incorporated Holding Company	930,621

46,700	May Department Stores Company	1,150,221

45,811	Sears Roebuck & Company	2,003,315

147,444	Target Corporation	5,548,318

82,646	TJX Companies Incorporated	1,604,985

708,911	Wal-Mart Stores Incorporated	39,592,679

		54,782,312

Health Services – 0.41%

12,723	Express Scripts Incorporated†	778,012

82,823	HCA Incorporated	3,052,856

38,640	Health Management Associates Incorporated Class A	842,738

14,571	Manor Care Incorporated	437,130

75,542	Tenet Healthcare Corporation†	1,093,848

		6,204,584

Home Furniture, Furnishings, & Equipment Stores – 0.36%

47,803	Bed Bath & Beyond Incorporated†	1,825,119

52,168	Best Buy Company Incorporated†	2,479,023

33,543	Circuit City Stores Incorporated	319,665

27,264	RadioShack Corporation	774,570

		5,398,377

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.25%

60,999	Hilton Hotels Corporation	989,404

37,538	Marriott International Incorporated Class A	1,615,260

32,480	Starwood Hotels & Resorts Worldwide Incorporated	1,130,304

		3,734,968

Industrial & Commercial Machinery & Computer Equipment – 5.47%

126,544	3M Company	8,740,394

11,626	American Standard Companies Incorporated†	979,491

59,189	Apple Computer Incorporated†	1,221,069

268,318	Applied Materials Incorporated†	4,867,289

54,500	Baker Hughes Incorporated	1,612,655

12,562	Black & Decker Corporation	509,389

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

55,764	Caterpillar Incorporated	$3,838,794

1,136,278	Cisco Systems Incorporated†	22,202,872

6,718	Cummins Incorporated	298,481

38,754	Deere & Company	2,065,976

415,785	Dell Incorporated†	13,883,061

32,787	Dover Corporation	1,159,676

12,077	Eaton Corporation	1,070,264

354,057	EMC Corporation†	4,471,740

52,464	Gateway Incorporated†	296,946

494,170	Hewlett-Packard Company	9,567,131

27,421	Ingersoll-Rand Company Class A	1,465,378

20,640	Lexmark International Incorporated†	1,300,526

19,914	Pall Corporation	446,870

19,123	Parker Hannifin Corporation	854,798

37,918	Pitney Bowes Incorporated	1,453,018

13,825	Stanley Works	408,114

37,326	Symbol Technologies Incorporated	446,045

		83,159,977

Insurance Agents, Brokers & Service – 0.45%

50,538	AON Corporation	1,053,717

26,151	Humana Incorporated†	472,026

86,678	Marsh & McLennan Companies Incorporated	4,126,740

43,780	Medco Health Solutions Incorporated†	1,135,215

		6,787,698

Insurance Carriers – 4.97%

42,852	ACE Limited	1,417,544

24,585	Aetna Incorporated	1,500,423

83,110	Aflac Incorporated	2,684,453

113,961	Allstate Corporation	4,162,995

17,203	AMBAC Financial Group Incorporated	1,100,992

422,278	American International Group Incorporated	24,365,441

22,383	Anthem Incorporated†	1,596,579

29,968	Chubb Corporation	1,944,324

22,696	Cigna Corporation	1,013,376

26,020	Cincinnati Financial Corporation	1,039,759

45,301	Hartford Financial Services Group Incorporated	2,384,192

23,005	Jefferson-Pilot Corporation	1,020,962

46,784	John Hancock Financial Services Incorporated	1,581,299

28,734	Lincoln National Corporation	1,016,609

30,022	Loews Corporation	1,211,988

23,291	MBIA Incorporated	1,280,306

123,065	Metlife Incorporated	3,451,973

15,978	MGIC Investment Corporation	831,974

52,987	Principal Financial Group Incorporated	1,642,067

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Insurance Carriers (continued)

35,237	Progressive Corporation	$2,435,229

88,991	Prudential Financial Incorporated	3,324,704

22,403	Safeco Corporation	789,930

36,843	St Paul Companies Incorporated	1,364,296

18,793	Torchmark Corporation	763,748

162,934	Travelers Property Casualty Corporation Class B	2,587,392

95,936	UnitedHealth Group Incorporated	4,827,500

46,579	UnumProvident Corporation	687,972

23,553	WellPoint Health Networks Incorporated†	1,815,465

22,113	XL Capital Limited Class A	1,712,431

		75,555,923

Lumber & Wood Products, Except Furniture – 0.08%

40,519	Georgia-Pacific Corporation	982,181

16,932	Louisiana-Pacific Corporation†	233,323

		1,215,504

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.87%

76,300	Agilent Technologies Incorporated†	1,686,993

21,083	Allergan Incorporated	1,659,865

33,829	Applera Corporation – Applied Biosystems Group	754,725

8,615	Bausch & Lomb Incorporated	380,352

96,731	Baxter International Incorporated	2,811,003

41,236	Becton Dickinson & Company	1,489,444

41,768	Biomet Incorporated	1,403,822

66,402	Boston Scientific Corporation†	4,236,448

8,425	CR Bard Incorporated	598,175

24,741	Danaher Corporation	1,827,370

46,379	Eastman Kodak Company	971,176

50,073	Guidant Corporation	2,345,920

30,809	Kla-Tencor Corporation†	1,583,583

197,431	Medtronic Incorporated	9,263,463

7,848	Millipore Corporation	361,479

20,416	PerkinElmer Incorporated	312,569

66,466	Raytheon Company	1,861,048

30,003	Rockwell Automation Incorporated	787,579

27,632	St Jude Medical Incorporated†	1,485,773

32,140	Stryker Corporation	2,420,463

13,732	Tektronix Incorporated†	339,867

29,940	Teradyne Incorporated†	556,884

26,186	Thermo Electron Corporation†	568,236

20,115	Waters Corporation†	551,754

126,530	Xerox Corporation†	1,298,198

36,666	Zimmer Holdings Incorporated†	2,020,296

		43,576,485

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Metal Mining – 0.27%

27,060	Freeport-McMoRan Copper & Gold Incorporated Class B	$895,686

65,112	Newmont Mining Corporation	2,545,228

14,406	Phelps Dodge Corporation†	674,201

		4,115,115

Mining & Quarrying of Non-metallic Minerals, Except Fuels – 0.04%

16,439	Vulcan Materials Company	656,080

Miscellaneous Manufacturing Industries – 0.62%

28,041	Hasbro Incorporated	523,806

71,183	Mattel Incorporated	1,349,630

23,503	Tiffany & Company	877,367

323,279	Tyco International Limited	6,604,590

		9,355,393

Miscellaneous Retail – 0.81%

73,845	Costco Wholesale Corporation†	2,295,103

63,786	CVS Corporation	1,981,193

49,990	Office Depot Incorporated†	702,360

78,829	Staples Incorporated†	1,872,189

34,492	Toys R US Incorporated†	414,939

165,924	Walgreen Company	5,083,910

		12,349,694

Motion Pictures – 1.16%

728,047	AOL Time Warner Incorporated†	11,000,790

330,779	Walt Disney Company	6,671,813

		17,672,603

Motor Freight Transportation & Warehousing – 0.76%

182,174	United Parcel Service Incorporated Class B	11,622,701

Non-Depository Credit Institutions – 2.52%

209,967	American Express Company	9,461,113

36,659	Capital One Financial Corporation	2,091,029

21,145	Countrywide Financial Corporation	1,655,231

158,625	Fannie Mae	11,135,475

111,280	Freddie Mac	5,825,508

206,844	MBNA Corporation	4,716,043

46,923	Providian Financial Corporation†	553,222

73,210	SLM Corporation	2,852,262

		38,289,883

Oil & Gas Extraction – 1.36%

40,386	Anadarko Petroleum Corporation	1,686,519

26,162	Apache Corporation	1,814,073

25,588	BJ Services Company†	874,342

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

32,505	Burlington Resources Incorporated	$1,566,741

37,362	Devon Energy Corporation	1,800,475

18,549	EOG Resources Incorporated	774,235

70,771	Halliburton Company	1,716,197

16,326	Kerr-McGee Corporation	728,793

23,578	Nabors Industries Limited†	878,516

21,630	Noble Corporation†	735,204

61,399	Occidental Petroleum Corporation	2,163,087

15,159	Rowan Companies Incorporated†	372,608

94,265	Schlumberger Limited	4,562,426

51,768	Transocean Incorporated†	1,035,360

		20,708,576

Paper & Allied Products – 0.64%

8,596	Bemis Company Incorporated	380,803

9,437	Boise Cascade Corporation	260,461

77,535	International Paper Company	3,025,416

82,358	Kimberly-Clark Corporation	4,226,613

32,440	MeadWestvaco Corporation	827,220

25,816	Pactiv Corporation†	523,548

8,749	Temple-Inland Incorporated	424,764

		9,668,825

Personal Services – 0.15%

27,596	Cintas Corporation	1,016,637

28,996	H&R Block Incorporated	1,251,177

		2,267,814

Petroleum Refining & Related Industries – 4.10%

14,558	Amerada Hess Corporation	729,356

11,047	Ashland Incorporated	362,894

172,954	ChevronTexaco Corporation	12,357,563

109,882	ConocoPhillips	6,016,040

1,081,340	Exxon Mobil Corporation	39,577,044

50,165	Marathon Oil Corporation	1,429,703

12,409	Sunoco Incorporated	499,090

41,772	Unocal Corporation	1,316,652

		62,288,342

Primary Metal Industries – 0.35%

136,838	Alcoa Incorporated	3,579,682

13,106	Allegheny Technologies Incorporated	85,844

20,387	Engelhard Corporation	564,108

12,657	Nucor Corporation	580,704

16,698	United States Steel Corporation	306,909

13,911	Worthington Industries Incorporated	174,722

		5,291,969

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 1.45%

10,670	American Greetings Corporation Class A†	$207,318

13,173	Dow Jones & Company Incorporated	623,742

43,485	Gannett Company Incorporated	3,372,697

13,226	Knight-Ridder Incorporated	882,174

30,872	McGraw-Hill Companies Incorporated	1,918,077

8,051	Meredith Corporation	371,715

24,408	New York Times Company Class A	1,060,770

18,342	RR Donnelley & Sons Company	456,166

50,023	Tribune Company	2,296,056

284,273	Viacom Incorporated Class B	10,887,656

		22,076,371

Railroad Transportation – 0.42%

60,329	Burlington Northern Santa Fe Corporation	1,741,698

34,599	CSX Corporation	1,012,021

63,105	Norfolk Southern Corporation	1,167,443

41,132	Union Pacific Corporation	2,392,648

		6,313,810

Rubber & Miscellaneous Plastics Products – 0.27%

11,909	Cooper Tire & Rubber Company	188,996

28,381	Goodyear Tire & Rubber Company	186,463

42,737	Nike Incorporated Class B	2,599,264

9,592	Reebok International Limited	320,661

13,664	Sealed Air Corporation†	645,351

9,448	Tupperware Corporation	126,414

		4,067,149

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.17%

16,037	Bear Stearns Companies Incorporated	1,199,568

218,620	Charles Schwab Corporation	2,603,764

17,651	Federated Investors Incorporated Class B	488,932

41,034	Franklin Resources Incorporated	1,814,113

76,022	Goldman Sachs Group Incorporated	6,378,246

39,268	Lehman Brothers Holdings Incorporated	2,712,633

150,611	Merrill Lynch & Company Incorporated	8,062,207

176,023	Morgan Stanley	8,882,121

19,765	T Rowe Price Group Incorporated	815,504

		32,957,088

Stone, Clay, Glass, & Concrete Products – 0.13%

204,930	Corning Incorporated†	1,930,441

Tobacco Products – 1.04%

327,805	Altria Group Incorporated	14,357,859

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Shares	Security Name	Value

Tobacco Products (continued)

13,650	RJ Reynolds Tobacco Holdings Incorporated	$539,721

27,071	UST Incorporated	952,358

		15,849,938

Transportation By Air – 0.37%

19,971	Delta Air Lines Incorporated	265,614

48,298	FedEx Corporation	3,111,840

126,097	Southwest Airlines Company	2,231,917

		5,609,371

Transportation Equipment – 2.61%

136,115	Boeing Company	4,672,828

14,615	Brunswick Corporation	375,313

24,060	Dana Corporation	371,246

90,705	Delphi Corporation	820,880

296,316	Ford Motor Company	3,191,323

31,952	General Dynamics Corporation	2,494,173

90,761	General Motors Corporation	3,714,848

28,144	Genuine Parts Company	900,045

19,029	Goodrich Corporation	461,263

48,946	Harley-Davidson Incorporated	2,359,197

138,887	Honeywell International Incorporated	3,659,672

14,874	ITT Industries Incorporated	890,060

14,434	Johnson Controls Incorporated	1,365,456

72,867	Lockheed Martin Corporation	3,362,812

11,047	Navistar International Corporation†	411,832

29,611	Northrop Grumman Corporation	2,553,062

18,819	Paccar Incorporated	1,405,591

21,870	Textron Incorporated	862,772

75,748	United Technologies Corporation	5,853,805

		39,726,178

Transportation Services – 0.03%

23,195	Sabre Holdings Corporation	498,461

Water Transportation – 0.22%

101,763	Carnival Corporation	3,346,985

Wholesale Trade – Durable Goods – 1.62%

480,628	Johnson & Johnson	23,800,699

21,160	Visteon Corporation	139,656

14,834	WW Grainger Incorporated	705,356

		24,645,711

Wholesale Trade – Non-Durable Goods – 0.86%

17,870	AmerisourceBergen Corporation	965,874

9,755	Brown-Forman Corporation Class B	771,816

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Non-Durable Goods (continued)

72,276	Cardinal Health Incorporated	$4,220,196

46,872	McKesson Corporation	1,560,368

71,459	Safeway Incorporated†	1,639,269

21,658	Supervalu Incorporated	516,760

105,170	Sysco Corporation	3,440,111

		13,114,394

Total Common Stock (Cost $1,381,058,888)		1,483,619,765

Real Estate Investment Trust – 0.39%

15,190	Apartment Investment & Management Company Class A	597,878

65,193	Equity Office Properties Trust	1,794,764

44,122	Equity Residential	1,291,892

28,978	Prologis	876,585

30,597	Simon Property Group Incorporated	1,333,417

Total Real Estate Investment Trust (Cost $5,711,126)		5,894,536

Rights – 0.00%

32,300	Seagate Technology Rights† (a)	0

Total Rights (Cost $0.00)		0

Short Term Investments – 1.89%

Shares

Short Term Investments – 1.67%

25,339,379	Wells Fargo Money Market Trust~	25,339,379

Principal		Interest Rate		Maturity Date

US Treasury Bills – 0.22%

$780,000	US Treasury Bill#	1.05	%ª	12/04/2003	778,781

105,000	US Treasury Bill#	0.98	ª	12/04/2003	104,836

120,000	US Treasury Bill#	0.92	ª	12/04/2003	119,812

105,000	US Treasury Bill#	0.91	ª	12/04/2003	104,836

210,000	US Treasury Bill#	0.91	ª	12/04/2003	209,672

195,000	US Treasury Bill#	0.92	ª	12/04/2003	194,695

30,000	US Treasury Bill#	0.93	ª	12/04/2003	29,953

1,140,000	US Treasury Bill#	0.94	ª	12/04/2003	1,138,218

195,000	US Treasury Bill#	0.95	ª	12/04/2003	194,696

120,000	US Treasury Bill#	0.95	ª	12/04/2003	119,812

15,000	US Treasury Bill#	0.96	ª	12/04/2003	14,977

270,000	US Treasury Bill#	0.90	ª	12/04/2003	269,578

					3,279,866

Total Short-Term Investments (Cost $28,618,830)					28,619,245

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INDEX PORTFOLIO

Total Investment in Securities (Cost $1,415,388,844)*	99.91%	$1,518,133,546

Other Assets and Liabilities, Net	0.09	1,338,274

Total Net Assets	100.00%	$1,519,471,820

†	Non-income earning securities.
(a)	Security Fair Valued in accordance with the procedures approved by the Board of Trustees.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
‡	Security of an affiliate of the fund with a cost of $8,671,971
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $1,417,394,044 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$323,888,385
Gross Unrealized Depreciation	(223,148,883)

Net Unrealized Appreciation	$100,739,502

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.71%

Australia – 3.96%

486,400	Amcor Limited (Paper & Allied Products)	$2,864,234

1,852,200	BHP Billiton Limited (Oil & Gas Extraction)	13,238,764

740,700	News Corporation Limited (Printing, Publishing, & Allied Industries)	6,026,185

		22,129,183

Brazil – 0.58%

162,700	Uniao de Bancos Brasileiros SA ADR (Depository Institutions)	3,221,460

Canada – 3.32%

101,500	Canadian National Railway Company (Railroad Transportation)	5,248,522

73,600	EnCana Corporation (Oil & Gas Extraction)	2,667,022

238,500	Loblaw Companies Limited (Food Stores)	10,648,426

		18,563,970

Finland – 2.32%

515,100	Nokia OYJ (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	7,930,152

408,000	Stora Enso Oyj (Paper & Allied Products)	5,050,705

		12,980,857

France – 11.31%

161,500	Alcatel SA (Communications)	1,912,723

243,500	Arcelor SA (Primary Metal Industries)	2,960,452

139,300	Aventis SA (Chemicals & Allied Products)	7,226,988

149,900	AXA (Insurance Carriers)	2,525,973

99,900	BNP Paribas SA (Depository Institutions)	4,897,857

103,400	Bouygues SA (Building Construction-General Contractors & Operative Builders)	2,722,574

61,000	Business Objects SA ADR (Business Services)†	1,521,950

125,400	France Telecom SA (Communications)†	2,884,185

56,000	Lafarge SA (Stone, Clay, Glass, & Concrete Products)	3,629,207

77,005	Sanofi-Synthelabo SA (Chemicals & Allied Products)	4,681,101

332,900	STMicroelectronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,044,340

73,800	Societe Television Francaise SA (Communications)	2,185,553

119,300	Total SA (Oil & Gas Extraction)	18,005,450

		63,198,353

Germany – 4.96%

22,300	Altana AG (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)	1,422,868

493,000	Deutsche Telekom AG (Communications)†	7,142,099

147,700	E.ON AG (Electric, Gas, & Sanitary Services)	7,206,976

54,528	SAP AG (Business Services)	6,659,947

48,030	Siemens AG (Miscellaneous)	2,860,433

240,600	T-Online International AG (Business Services)†	2,406,841

		27,699,164

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Hong Kong – 1.87%

523,120	HSBC Holdings plc (Depository Institutions)	$7,025,554

424,700	Sun Hung Kai Properties Limited (Real Estate)	3,441,453

		10,467,007

Ireland – 2.58%

288,900	Anglo Irish Bank Corporation PLC (Depository Institutions)	3,118,788

476,500	Bank of Ireland PLC (Depository Institutions)	5,715,558

138,400	Ryanair Holdings plc ADR (Transportation by Air)†	5,605,200

		14,439,546

Italy – 3.35%

274,000	Banco Popolare di Verona e Novara Scrl (Depository Institutions)	3,854,570

600,000	ENI-Ente Nazionale Idrocarburi SpA (Oil & Gas Extraction)	9,167,346

662,000	Snam Rete Gas SpA (Oil & Gas Extraction)	2,551,788

664,400	UniCredito Italiano SpA (Depository Institutions)	3,141,335

		18,715,039

Japan – 23.90%

294,268	Canon Incorporated (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	14,382,162

214,000	Daiwa House Industry Company Limited (Building Construction – General Contractors & Operative Builders)	1,951,985

68,400	Fanuc Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,145,084

89,785	Fuji Photo Film Company Limited (Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods)	2,636,126

1,320	Japan Telecom Holdings Company Limited (Communications)	3,899,208

279,100	JFE Holdings Incorporated (Primary Metal Industries)	6,095,905

138,000	Kao Corporation (Chemicals & Allied Products)	2,915,276

38,600	Keyence Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	8,195,785

1,427,000	Komatsu Limited (Industrial & Commercial Machinery & Computer Equipment)	7,434,222

1,320	Mitsubishi Tokyo Financial Group Incorporated (Depository Institutions)	8,330,127

905,800	Nissan Motor Company Limited (Automotive Dealers & Gasoline Service Stations)	9,770,300

1,028,793	Nomura Holdings Incorporated (Security & Commodity Brokers, Dealers, Exchanges & Services)	16,576,356

1,620	NTT DoCoMo Incorporated (Communications)	3,958,824

177,445	Ricoh Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	3,160,861

86,100	Rinnai Corporation (Building Materials, Hardware, Garden Suppy,& Mobile Home Dealers)	2,146,431

290,942	Sharp Corporation (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	4,258,069

155,700	Shin-Etsu Chemical Company Limited (Chemicals & Allied Products)	5,853,646

15,500	SMC Corporation (Industrial & Commercial Machinery & Computer Equipment)	1,634,427

349,100	Toyota Motor Corporation (Automotive Dealers & Gasoline Service Stations)	10,249,726

4,040	UFJ Holdings Incorporated (Depository Institutions)†	15,875,757

		133,470,277

South Korea – 0.28%

10,400	Samsung Electronics Company Limited (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	868,061

8,200	Samsung Electronics Company Limited GDR (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	680,600

		1,548,661

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

Mexico – 1.43%

114,731	Cemex SA de CV (Stone, Clay, Glass, & Concrete Products)†	$2,862,539

2,960,900	Grupo Financiero BBVA Bancomer SA de CV Series B (Financial Services)†	2,578,083

891,900	Wal-Mart de Mexico SA de CV Series V (General Merchandise Stores)	2,573,803

		8,014,425

Netherlands – 5.51%

107,300	ASML Holding NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)†	1,405,759

598,400	Koninklijke (Royal) KPN NV (Communications)†	4,480,857

510,900	Koninklijke (Royal) Philips Electronics NV (Electronic & Other Electrical Equipment & Components, Except Computer Equipment)	11,578,099

303,400	Royal Dutch Petroleum Company (Petroleum Refining & Related Industries)	13,323,878

		30,788,593

Portugal – 0.83%

585,500	Portugal Telecom SGPS SA (Communications)	4,629,725

Spain – 0.44%

49,200	Banco Popular Espanol SA (Depository Institutions)	2,433,357

Sweden – 0.83%

107,800	SKF AB Class B (Miscellaneous Manufacturing Industries)	3,400,367

141,600	Assa Abloy AB (Fabricated Metal Products, Except Machinery & Transportation Equipment)	1,244,771

		4,645,138

Switzerland – 8.59%

111,700	Adecco SA (Business Services)	5,518,900

160,800	Credit Suisse Group (Depository Institutions)	5,144,363

54,300	Nestle SA (Food & Kindred Products)	12,520,048

294,100	Novartis AG (Chemicals & Allied Products)	11,379,804

68,360	Swiss Reinsurance (Insurance Carriers)	4,342,930

162,300	UBS AG (Depository Institutions)	9,106,585

		48,012,630

United Kingdom – 21.89%

1,110,400	Barclays PLC (Depository Institutions)	8,518,475

1,365,100	BP PLC (Oil & Gas Extraction)	9,366,774

310,700	British Sky Broadcasting plc (Communications)†	3,172,040

991,855	Capita Group plc (Business Services)	4,053,767

1,072,500	Centrica plc (Electric, Gas, & Sanitary Services)	3,234,070

1,275,200	Compass Group PLC (Eating & Drinking Places)	7,351,624

885,200	Diageo plc (Food & Kindred Products)	9,552,039

343,600	GlaxoSmithKline plc (Chemicals & Allied Products)	7,130,026

84,400	GlaxoSmithKline plc ADR (Chemicals & Allied Products)	3,578,560

432,400	HSBC Holdings plc (Depository Institutions)	5,700,437

569,400	Pearson plc (Printing, Publishing, & Allied Industries)	5,394,588

343,400	Reckitt Benckiser PLC (Chemicals & Allied Products)	6,903,370

369,000	Rio Tinto plc (Metal Mining)	7,865,540

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

INTERNATIONAL EQUITY PORTFOLIO

Shares	Security Name	Value

United Kingdom (continued)

584,900	Royal Bank of Scotland Group plc (Depository Institutions)	$14,867,864

658,500	Smith & Nephew PLC (Chemicals & Allied Products)	4,332,379

7,901,100	Vodafone Group PLC (Communications)	15,752,311

648,300	WPP Group plc (Communications)	5,466,226

		122,240,090

USA – 0.76%

482,200	iShares MSCI Japan Index Fund (Mutual Fund)	4,224,072

Total Common Stock (Cost $520,425,410)		551,421,547

Total Investment in Securities (Cost $520,425,410)*	98.71%	$551,421,547

Other Assets and Liabilities, Net	1.29	7,218,020

Total Net Assets	100.00%	$558,639,567

†	Non-income earning securities.
*	Cost for federal income tax purposes is $523,966,584 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$46,029,401
Gross Unrealized Depreciation	(18,574,438)

Net Unrealized Appreciation	$27,454,963

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Common Stock – 96.33%

Automotive Dealers & Gasoline Service Stations – 1.18%

11,600	Autozone Incorporated†	$1,038,548

Building Construction – General Contractors & Operative Builders – 0.52%

14,100	DR Horton Incorporated	461,070

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 0.57%

9,700	Lowe’s Companies Incorporated	503,430

Business Services – 13.59%

33,400	Adobe Systems Incorporated	1,311,284

17,800	Affiliated Computer Services Incorporated Class A†	866,682

37,700	BEA Systems Incorporated†	454,285

34,400	Computer Associates International Incorporated	898,184

17,000	eBay Incorporated†	909,670

10,000	Electronic Arts Incorporated†	922,300

119,500	Microsoft Corporation	3,320,905

15,100	Symantec Corporation†	951,602

38,000	Veritas Software Corporation†	1,193,200

32,100	Yahoo! Incorporated†	1,135,698

		11,963,810

Chemicals & Allied Products – 13.64%

14,800	Amgen Incorporated†	955,636

16,500	Avon Products Incorporated	1,065,240

42,100	Bristol-Myers Squibb Company	1,080,286

15,700	Colgate-Palmolive Company	877,473

13,500	Genentech Incorporated†	1,081,890

18,400	Genzyme Corporation†	851,000

24,700	Gilead Sciences Incorporated†	1,381,471

26,400	Medimmune Incorporated†	871,464

10,200	Procter & Gamble Company	946,764

19,400	Teva Pharmaceutical Industries Limited ADR	1,108,710

22,000	Watson Pharmaceuticals Incorporated†	917,180

18,900	Wyeth	871,290

		12,008,404

Communications – 5.67%

127,700	AT&T Wireless Services Incorporated†	1,044,586

26,900	CenturyTel Incorporated	911,641

24,600	EchoStar Communications Corporation Class A†	941,442

30,600	InterActiveCorp†	1,011,330

54,800	Nextel Communications Incorporated Class A†	1,079,012

		4,988,011

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Depository Institutions – 6.90%

13,800	Bank of America Corporation	$1,076,952

58,300	Citigroup Incorporated	2,653,233

10,600	Golden West Financial Corporation	948,806

40,600	JP Morgan Chase & Company	1,393,798

		6,072,789

Educational Services – 1.37%

18,200	Apollo Group Incorporated Class A†	1,201,746

Electric, Gas, & Sanitary Services – 0.95%

28,500	Southern Company	835,620

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.62%

26,800	Analog Devices Incorporated†	1,018,936

65,500	Intel Corporation	1,801,905

10,200	International Business Machines Corporation	900,966

32,700	National Semiconductor Corporation†	1,055,883

18,600	QLogic Corporation†	874,386

25,300	Qualcomm Incorporated	1,053,492

		6,705,568

Engineering, Accounting, Research Management & Related Services – 1.03%

21,000	Celgene Corporation†	909,930

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.23%

19,000	Fortune Brands Incorporated	1,078,250

Food & Kindred Products – 0.88%

15,700	Anheuser-Busch Companies Incorporated	774,638

General Merchandise Stores – 1.62%

25,500	Wal-Mart Stores Incorporated	1,424,175

Home Furniture, Furnishings, & Equipment Stores – 2.23%

26,900	Bed Bath & Beyond Incorporated†	1,027,042

19,600	Best Buy Company Incorporated†	931,392

		1,958,434

Industrial & Commercial Machinery & Computer Equipment – 9.04%

43,400	Apple Computer Incorporated†	895,342

13,400	Caterpillar Incorporated	922,456

66,700	Cisco Systems Incorporated†	1,303,318

16,300	Deere & Company	868,953

31,000	Dell Incorporated†	1,035,090

94,300	EMC Corporation†	1,191,009

16,100	Ingersoll-Rand Company Class A	860,384

15,200	Varian Medical Systems Incorporated†	873,696

		7,950,248

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Insurance Carriers – 3.57%

23,300	Allstate Corporation	$851,149

14,000	John Hancock Financial Services Incorporated	473,200

24,400	Safeco Corporation	860,344

12,300	XL Capital Limited Class A	952,512

		3,137,205

Leather & Leather Products – 0.99%

16,000	Coach Incorporated†	873,600

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 2.14%

14,300	Boston Scientific Corporation†	912,340

18,100	Guidant Corporation	847,985

2,200	St Jude Medical Incorporated†	118,294

		1,878,619

Miscellaneous Retail – 1.40%

25,500	Amazon.Com Incorporated†	1,233,180

Motor Freight Transportation & Warehousing – 1.24%

17,100	United Parcel Service Incorporated Class B	1,090,980

Non-Depository Credit Institutions – 1.20%

13,500	Countrywide Financial Corporation	1,056,780

Oil & Gas Extraction – 5.47%

14,250	Apache Corporation	988,095

30,500	BJ Services Company†	1,042,185

22,400	EOG Resources Incorporated	934,976

24,600	Occidental Petroleum Corporation	866,658

46,700	XTO Energy Incorporated	980,233

		4,812,147

Petroleum Refining & Related Industries – 2.77%

16,100	ConocoPhillips	881,475

42,400	Exxon Mobil Corporation	1,551,840

		2,433,315

Security & Commodity Brokers, Dealers, Exchanges & Services – 2.34%

10,200	Goldman Sachs Group Incorporated	855,780

22,500	Merrill Lynch & Company Incorporated	1,204,425

		2,060,205

Stone, Clay, Glass, & Concrete Products – 1.31%

122,100	Corning Incorporated†	1,150,182

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP APPRECIATION PORTFOLIO

Shares	Security Name	Value

Transportation By Air – 2.25%

14,500	JetBlue Airways Corporation†	$884,065

61,800	Southwest Airlines Company	1,093,860

		1,977,925

Transportation Equipment – 2.18%

19,500	Harley-Davidson Incorporated	939,900

12,700	United Technologies Corporation	981,456

		1,921,356

Wholesale Trade – Durable Goods – 1.43%

25,400	Johnson & Johnson	1,257,809

Total Common Stock (Cost $75,954,600)		84,757,972

Short Term Investments – 5.76%

5,071,564	Wells Fargo Money Market Trust~	5,071,564

Total Short Term Investment (Cost $5,071,564)		5,071,564

Total Investment in Securities (Cost $81,026,164)*	102.09%	$89,829,536

Other Assets and Liabilities, Net	(2.09)	(1,841,132)

Total Net Assets	100.00%	$87,988,404

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $82,077,312 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$9,552,807
Gross Unrealized Depreciation	(1,800,583)

Net Unrealized Appreciation	$7,752,224

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.52%

Apparel & Accessory Stores – 1.69%

100,800	Gap Incorporated	$1,725,696

83,500	Limited Brands	1,259,180

		2,984,876

Building Construction – General Contractors & Operative Builders – 0.74%

16,800	Lennar Corporation Class A	1,306,872

Business Services – 4.14%

64,000	Affiliated Computer Services Incorporated Class A†	3,116,160

151,700	Amdocs Limited†	2,851,960

48,500	Microsoft Corporation	1,347,815

		7,315,935

Chemicals & Allied Products – 8.81%

75,500	Bristol-Myers Squibb Company	1,937,330

37,500	Du Pont (EI) de Nemours & Company	1,500,375

34,000	Monsanto Company	813,960

75,000	Pfizer Incorporated	2,278,500

29,800	Procter & Gamble Company	2,766,036

75,000	Rohm & Haas Company	2,508,750

69,100	Watson Pharmaceuticals Incorporated†	2,880,779

18,500	Wyeth	852,850

		15,538,580

Communications – 5.17%

202,500	AT&T Wireless Services Incorporated†	1,656,450

80,400	Avaya Incorporated†	876,360

78,000	BellSouth Corporation	1,847,040

114,500	SBC Communications Incorporated	2,547,625

68,000	Verizon Communications Incorporated	2,205,920

		9,133,395

Depository Institutions – 16.70%

29,500	Astoria Financial Corporation	911,550

68,400	Bank of America Corporation	5,337,936

170,500	Citigroup Incorporated	7,759,455

128,300	JP Morgan Chase & Company	4,404,539

51,500	National City Corporation	1,517,190

50,900	National Commerce Financial Corporation	1,266,392

183,000	Sovereign Bancorp Incorporated	3,394,650

118,000	Wachovia Corporation	4,860,420

		29,452,132

Eating & Drinking Places – 1.35%

101,500	McDonald’s Corporation	2,389,310

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services – 5.16%

269,500	AES Corporation†	$1,999,690

38,500	Edison International†	735,350

40,000	PPL Corporation	1,638,000

120,500	TXU Corporation	2,838,980

199,500	Williams Companies Incorporated	1,879,290

		9,091,310

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 2.84%

499,500	Agere Systems Incorporated Class A†	1,533,465

41,500	Intel Corporation	1,141,665

167,000	LSI Logic Corporation†	1,501,330

62,800	Micron Technology Incorporated†	842,776

		5,019,236

Engineering, Accounting, Research Management & Related Services – 1.12%

32,500	Quest Diagnostics Incorporated†	1,970,800

Food & Kindred Products – 1.05%

97,100	Coca Cola Enterprises Incorporated	1,850,726

Hotels, Rooming Houses, Camps, & Other Lodge Places – 2.10%

101,500	MGM Mirage†	3,709,825

Industrial & Commercial Machinery & Computer Equipment – 4.13%

14,500	Eaton Corporation	1,284,990

22,500	International Business Machines Corporation	1,987,425

108,000	Pall Corporation	2,423,520

133,000	Symbol Technologies Incorporated	1,589,350

		7,285,285

Insurance Agents, Brokers & Service – 0.90%

33,400	Marsh & McLennan Companies Incorporated	1,590,174

Insurance Carriers – 4.62%

44,200	American International Group Incorporated	2,550,340

34,000	Lincoln National Corporation	1,202,920

31,000	Mercury General Corporation	1,388,180

24,000	MGIC Investment Corporation	1,249,680

35,200	UnitedHealth Group Incorporated	1,771,264

		8,162,384

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 0.51%

34,000	Rockwell Automation Incorporated	892,500

Metal Mining – 2.54%

80,500	Freeport-McMoRan Copper & Gold Incorporated Class B	2,664,550

46,500	Newmont Mining Corporation	1,817,685

		4,482,235

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail – 1.16%

40,400	CVS Corporation	$1,254,824

33,500	Staples Incorporated†	795,625

		2,050,449

Motion Pictures – 2.81%

202,500	AOL Time Warner Incorporated†	3,059,775

94,500	Walt Disney Company	1,906,065

		4,965,840

Non-Depository Credit Institutions – 3.29%

65,500	American Express Company	2,951,430

125,000	MBNA Corporation	2,850,000

		5,801,430

Oil & Gas Extraction – 3.10%

27,500	Devon Energy Corporation	1,325,225

33,500	Nabors Industries Limited†	1,248,210

60,000	Schlumberger Limited	2,904,000

		5,477,435

Petroleum Refining & Related Industries – 6.67%

39,000	ChevronTexaco Corporation	2,786,550

37,500	ConocoPhillips	2,053,125

152,500	Exxon Mobil Corporation	5,581,500

35,500	Valero Energy Corporation	1,358,585

		11,779,760

Primary Metal Industries – 1.95%

131,500	Alcoa Incorporated	3,440,040

Rubber & Miscellaneous Plastics Products – 0.81%

23,600	Nike Incorporated Class B	1,435,352

Security & Commodity Brokers, Dealers, Exchanges & Services – 4.86%

24,000	Bear Stearns Companies Incorporated	1,795,200

21,000	Goldman Sachs Group Incorporated	1,761,900

57,000	Merrill Lynch & Company Incorporated	3,051,210

39,000	Morgan Stanley	1,967,940

		8,576,250

Stone, Clay, Glass, & Concrete Products – 3.32%

89,100	Cemex SA de CV†	2,223,045

387,000	Corning Incorporated†	3,645,540

		5,868,585

Tobacco Products – 1.30%

52,500	Altria Group Incorporated	2,299,500

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE CAP VALUE PORTFOLIO

Shares	Security Name	Value

Transportation Equipment – 5.07%

154,000	Ford Motor Company	$1,658,580

23,500	Lear Corporation†	1,237,040

44,500	Lockheed Martin Corporation	2,053,675

60,000	Textron Incorporated	2,367,000

21,000	United Technologies Corporation	1,622,880

		8,939,175

Water Transportation – 0.61%

33,000	Carnival Corporation	1,085,370

Total Common Stock (Cost $178,552,305)		173,894,761

Short Term Investments – 5.48%

9,662,763	Wells Fargo Money Market Trust~	9,662,763

Total Short-Term Investments (Cost $9,662,763)		9,662,763

Total Investment in Securities (Cost $188,215,068)*	104.00%	$183,557,524

Other Assets and Liabilities, Net	(4.00)	(7,053,259)

Total Net Assets	100.00%	$176,504,265

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $188,215,068 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$756,214
Gross Unrealized Depreciation	(5,413,758)

Net Unrealized Depreciation	$(4,657,544)

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.58%

Apparel & Accessory Stores – 3.68%

2,161,600	Kohl’s Corporation†	$115,645,600

Building Materials, Hardware, Garden Supply, & Mobile Home Dealers – 8.27%

1,250,200	Fastenal Company	47,257,561

3,270,017	Home Depot Incorporated	104,150,041

2,089,400	Lowe’s Companies Incorporated	108,439,860

		259,847,462

Business Services – 25.47%

803,100	Automatic Data Processing Incorporated	28,791,135

629,300	DST Systems Incorporated†	23,661,680

3,379,200	eBay Incorporated†	180,820,992

3,849,800	First Data Corporation	153,838,008

2,617,368	Fiserv Incorporated†	94,827,243

1,348,200	IMS Health Incorporated	28,447,020

7,325,620	Microsoft Corporation	203,578,980

1,665,100	Sungard Data Systems Incorporated†	43,808,780

1,359,300	Veritas Software Corporation†	42,682,020

		800,455,858

Chemicals & Allied Products – 8.39%

2,183,500	Amgen Incorporated†	140,988,595

4,036,525	Pfizer Incorporated	122,629,630

		263,618,225

Depository Institutions – 1.32%

924,700	State Street Corporation	41,611,500

Educational Services – 0.98%

465,200	Apollo Group Incorporated Class A†	30,717,156

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 9.21%

7,215,650	Intel Corporation	198,502,532

5,834,100	Nokia OYJ ADR	91,011,960

		289,514,492

Engineering, Accounting, Research Management & Related Services – 4.16%

3,851,310	Paychex Incorporated	130,674,948

General Merchandise Stores – 3.80%

803,600	Family Dollar Stores Incorporated	32,055,604

1,565,500	Wal-Mart Stores Incorporated	87,433,175

		119,488,779

Industrial & Commercial Machinery & Computer Equipment – 9.99%

7,745,600	Cisco Systems Incorporated†	151,349,024

3,173,500	Dell Incorporated†	105,963,165

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

LARGE COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

4,494,200	EMC Corporation†	$56,761,746

		314,073,935

Insurance Carriers – 4.36%

2,375,616	American International Group Incorporated	137,073,043

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.95%

3,985,500	Medtronic Incorporated	186,999,660

Personal Services – 2.44%

2,080,750	Cintas Corporation	76,654,830

Security & Commodity Brokers, Dealers, Exchanges & Services – 8.73%

10,800,387	Charles Schwab Corporation	128,632,609

1,738,150	Goldman Sachs Group Incorporated	145,830,785

		274,463,394

Wholesale Trade Non-Durable Goods – 1.83%

982,980	Cardinal Health Incorporated	57,396,202

Total Common Stock (Cost $2,754,439,939)		3,098,235,084

Short Term Investments – 1.66%

52,059,789	Wells Fargo Money Market Trust~	52,059,789

Total Short-Term Investments (Cost $52,059,789)		52,059,789

Total Investment in Securities (Cost $2,806,499,728)*	100.24%	$3,150,294,873

Other Assets and Liabilities, Net	(0.24)	(7,500,336)

Total Net Assets	100.00%	$3,142,794,537

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $2,828,149,846 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$521,713,483
Gross Unrealized Depreciation	(199,568,456)

Net Unrealized Appreciation	$322,145,027

The accompanying notes are an integral part of these financial statements.

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 87.18%

Apparel & Accessory Stores – 0.97%

3,753	Stage Stores Incorporated†	$95,626

Business Services – 3.33%

9,650	Overland Storage Incorporated†	142,337

22,850	Plumtree Software Incorporated†	96,656

4,110	Progress Software Corporation†	88,365

		327,358

Communications – 1.05%

5,250	Citadel Broadcasting Corporation†	103,740

Construction Special Trade Contractors – 3.66%

7,344	Chicago Bridge & Iron Company NV	199,463

9,046	Insituform Technologies Incorporated Class A†	160,657

		360,120

Depository Institutions – 6.47%

7,933	Colonial BancGroup Incorporated	114,553

3,608	FNB Corporation	124,476

4,592	Provident Bankshares Corporation	129,724

3,000	Summit Bancshares Incorporated	82,500

3,332	United Bankshares Incorporated	99,793

2,500	Whitney Holding Corporation	85,000

		636,046

Electric, Gas, & Sanitary Services – 6.53%

10,007	DPL Incorporated	171,620

4,500	Energen Corporation	162,810

4,080	Pinnacle West Capital Corporation	144,840

5,345	Wisconsin Energy Corporation	163,397

		642,667

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 1.00%

2,500	Moog Incorporated Class A†	98,000

Fabricated Metal Products, Except Machinery & Transportation Equipment – 2.53%

17,842	Crown Holdings Incorporated†	120,434

9,950	NN Incorporated	127,957

		248,391

Food & Kindred Products – 7.94%

9,872	Boston Beer Company Incorporated Class A†	157,162

6,329	Bunge Limited	174,048

594	Farmer Bros Company	190,264

8,263	Sanderson Farms Incorporated	259,954

		781,428

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Health Services – 4.50%

5,112	Covance Incorporated†	$114,406

1,370	Coventry Health Care Incorporated†	72,254

4,410	HCC Insurance Holdings Incorporated	128,243

6,200	Sierra Health Services Incorporated†	127,410

		442,313

Industrial & Commercial Machinery & Computer Equipment – 4.65%

3,950	Briggs & Stratton Corporation	232,102

4,314	Iomega Corporation†	48,058

7,365	Lufkin Industries Incorporated	176,760

		456,920

Insurance Agents, Brokers & Service – 0.88%

4,790	Humana Incorporated†	86,460

Insurance Carriers – 11.26%

10,079	Direct General Corporation†	252,681

10,271	Endurance Specialty Holdings Limited	299,913

8,192	Platinum Underwriters Holdings Limited	230,195

8,700	Scottish Re Group Limited	210,105

4,110	Zenith National Insurance Corporation	114,340

		1,107,234

Leather & Leather Products – 3.78%

6,247	Steven Madden Limited†	118,506

17,625	Maxwell Shoe Company Incorporated Class A†	253,095

		371,601

Legal Services – 0.53%

2,996	FTI Consulting Incorporated†	51,981

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.61%

16,092	BEI Technologies Incorporated	251,035

3,540	Vital Signs Incorporated	103,722

		354,757

Miscellaneous Retail – 3.52%

6,853	Ferrellgas Partners LP	154,536

6,147	Petco Animal Supplies Incorporated†	191,786

		346,322

Motor Freight Transportation & Warehousing – 0.54%

2,038	JB Hunt Transport Services Incorporated†	53,029

Oil & Gas Extraction – 7.75%

12,560	Key Energy Services Incorporated†	121,200

6,312	Patina Oil & Gas Corporation	228,747

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP BASIC VALUE PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

4,817	Precision Drilling Corporation†	$181,408

12,750	Southwestern Energy Company†	230,775

		762,130

Primary Metal Industries – 2.38%

21,581	Century Aluminum Company†	234,154

Technology – 1.60%

13,707	Universal Electronics Incorporated†	157,631

Tobacco Products – 1.62%

3,792	Universal Corporation	159,757

Transportation By Air – 1.71%

10,228	Frontier Airlines Incorporated†	168,353

Transportation Services – 1.53%

7,532	Pacer International Incorporated†	150,113

Wholesale Trade – Durable Goods – 2.24%

14,392	PEP Boys-Manny Moe & Jack	220,198

Wholesale Trade Non-Durable Goods – 1.60%

38,508	Allscripts Healthcare Solutions Incorporated†	157,113

Total Common Stock (Cost $7,142,988)		8,573,442

Real Estate Investment Trust – 1.14%

6,810	Annaly Mortgage Management Incorporated	111,820

Total Real Estate Investment Trust (Cost $115,553)		111,820

Short-Term Investments – 11.99%

667,045	Wells Fargo Cash Investment Fund~	667,046

511,672	Wells Fargo Money Market Trust~	511,672

Total Short-Term Investments (Cost $1,178,718)		1,178,718

Total Investment in Securities (Cost $8,437,259)*	100.31%	$9,863,980

Other Assets and Liabilities, Net	(0.31)	(30,517)

Total Net Assets	100.00%	$9,833,463

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments.
*	Cost for federal income tax purposes is $8,471,097 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$1,539,317
Gross Unrealized Depreciation	(146,434)

Net Unrealized Appreciation	$1,392,883

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Common Stock – 87.33%

Agricultural Production Crops – 0.20%

21,116	Delta & Pine Land Company	$485,879

Amusement & Recreation Services – 0.43%

16,158	Argosy Gaming Company†	394,255

17,919	Bally Total Fitness Holding Corporation†	154,999

14,402	Pinnacle Entertainment Incorporated†	100,814

16,610	WMS Industries Incorporated†	376,383

		1,026,451

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 0.66%

3,564	Haggar Corporation	55,064

14,594	Kellwood Company	488,169

16,841	Phillips-Van Heusen Corporation	252,783

30,135	Quiksilver Incorporated†	480,653

17,955	Russell Corporation	292,667

		1,569,336

Apparel & Accessory Stores – 2.35%

24,759	AnnTaylor Stores Corporation†	795,753

7,191	Ashworth Incorporated†	49,834

24,737	Burlington Coat Factory Warehouse Corporation	462,582

11,274	Cato Corporation	227,397

14,774	Childrens Place†	253,374

20,664	Christopher & Banks Corporation	493,043

16,197	Dress Barn Incorporated†	221,899

11,196	Footstar Incorporated†	75,685

18,083	Goody’s Family Clothing Incorporated	178,298

16,275	Gymboree Corporation†	229,315

26,253	HOT Topic Incorporated†	591,743

6,590	Oshkosh B’Gosh Incorporated Class A	169,495

41,813	Pacific Sunwear of California Incorporated†	863,857

19,056	Too Incorporated†	280,695

21,632	Urban Outfitters Incorporated†	563,730

16,424	Wet Seal Incorporated Class A†	165,061

		5,621,761

Automotive Repair, Services, & Parking – 0.15%

20,048	Central Parking Corporation	245,588

8,352	Midas Incorporated	109,912

		355,500

Banking – 0.41%

31,948	Republic Bancorp Incorporated	425,547

21,352	Community First Bankshares Incorporated	564,333

		989,880

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Building Construction – General Contractors & Operative Builders – 1.84%

15,852	MDC Holdings Incorporated	$856,007

3,993	NVR Incorporated†	1,862,735

13,884	Ryland Group Incorporated	1,015,059

17,884	Standard-Pacific Corporation	677,804

		4,411,605

Business Services – 6.78%

18,090	Aaron Rents Incorporated	378,988

27,333	ABM Industries Incorporated	386,762

14,756	Administaff Incorporated†	131,181

11,063	Advo Incorporated†	460,553

23,441	American Management Systems Incorporated†	298,873

8,226	Ansys Incorporated†	292,352

16,530	Arbitron Incorporated†	583,509

10,777	Barra Incorporated†	404,676

12,870	Brady Corporation Class A	409,395

6,964	Brooktrout Incorporated†	53,623

15,951	CACI International Incorporated Class A†	683,500

16,824	Captaris Incorporated†	88,999

13,077	Carreker Corporation†	105,270

19,761	Cerner Corporation†	610,022

35,532	Ciber Incorporated†	270,043

23,731	Cognex Corporation	623,888

22,319	Dendrite International Incorporated†	339,026

25,963	eFunds Corporation†	320,643

18,540	Factset Research Systems Incorporated	822,249

20,108	Filenet Corporation†	403,568

12,304	Gerber Scientific Incorporated	87,358

10,083	Heidrick & Struggles International Incorporated†	170,705

20,246	Hyperion Solutions Corporation†	584,502

6,413	Insurance Auto Auctions Incorporated†	72,146

15,829	JDA Software Group Incorporated†	235,377

10,996	Kronos Incorporated†	581,798

22,222	Labor Ready Incorporated†	223,331

16,269	Manhattan Associates Incorporated†	421,204

8,555	Mapinfo Corporation†	82,042

6,692	Memberworks Incorporated†	212,939

25,807	Midway Games Incorporated†	76,389

13,561	MRO Software Incorporated†	185,108

14,388	NCO Group Incorporated†	337,686

19,347	NDCHealth Corporation	405,320

19,062	Netegrity Incorporated†	190,811

12,569	Network Equipment Technologies Incorporated†	115,006

14,087	On Assignment Incorporated†	74,379

10,909	PC-Tel Incorporated†	116,399

13,453	Phoenix Technologies Limited†	84,350

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Business Services (continued)

18,682	Progress Software Corporation†	$401,663

8,799	QRS Corporation†	74,792

15,324	Radiant Systems Incorporated†	95,928

9,847	Radisys Corporation†	177,640

15,181	Roxio Incorporated†	131,619

22,434	Serena Software Incorporated†	417,272

9,075	Sourcecorp Incorporated†	210,994

32,927	Spherion Corporation†	229,172

9,589	SPSS Incorporated†	161,766

7,890	Startek Incorporated†	252,480

18,682	Systems & Computer Technology Corporation†	194,853

23,141	Take-Two Interactive Software Incorporated†	790,728

7,532	Talx Corporation	185,438

21,232	THQ Incorporated†	348,629

20,493	Verity Incorporated†	267,844

8,450	Volt Information Sciences Incorporated†	139,425

12,153	Websense Incorporated†	258,494

		16,262,707

Chemicals & Allied Products – 3.73%

28,613	Alpharma Incorporated Class A	532,199

12,472	Arch Chemicals Incorporated	259,418

15,552	Arqule Incorporated†	71,539

14,281	Cambrex Corporation	324,179

7,950	Cima Labs Incorporated†	222,203

15,910	Diagnostic Products Corporation	578,010

18,010	Georgia Gulf Corporation	420,534

15,762	HB Fuller Company	382,544

18,969	Idexx Laboratories Incorporated†	805,993

17,946	MacDermid Incorporated	474,672

15,083	Medicis Pharmaceutical Corporation Class A	883,864

16,542	MGI Pharma Incorporated†	649,439

7,729	Natures Sunshine Products Incorporated	64,151

36,905	NBTY Incorporated†	861,732

12,491	Noven Pharmaceuticals Incorporated†	142,397

15,747	OM Group Incorporated†	230,536

22,176	Omnova Solutions Incorporated†	77,838

14,242	Parexel International Corporation†	218,187

4,727	Penford Corporation	61,451

50,931	PolyOne Corporation	200,159

5,195	Quaker Chemical Corporation	120,836

17,461	Scotts Company†	955,117

9,647	SurModics Incorporated†	258,925

17,707	Wellman Incorporated	132,980

		8,928,903

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Coal Mining – 0.23%

41,829	Massey Energy Company	$556,326

Communications – 1.12%

20,399	Anixter International Incorporated†	464,485

12,724	Audiovox Corporation Class A†	160,704

10,029	Boston Communications Group Incorporated†	99,999

31,050	General Communication Incorporated Class A†	258,336

20,575	Global Payments Incorporated	740,700

12,523	j2 Global Communications Incorporated†	473,745

13,716	Metro One Telecommunications Incorporated†	47,732

23,202	WebEx Communications Incorporated†	440,606

		2,686,307

Computers – Intergrated Systems – 0.07%

17,759	Agilysys Incorporated	155,746

Construction Special Trade Contractors – 0.26%

8,323	EMCOR Group Incorporated†	354,144

14,698	Insituform Technologies Incorporated Class A†	261,036

		615,180

Depository Institutions – 6.84%

13,579	Anchor Bancorp Wisconsin Incorporated	318,833

16,331	Bankunited Financial Corporation Class A†	344,257

12,580	Boston Private Financial Holdings Incorporated	296,385

31,995	Brookline Bancorp Incorporated	470,966

20,235	Chittenden Corporation	601,991

24,563	Commercial Federal Corporation	598,109

14,129	Dime Community Bancshares	324,967

15,510	Downey Financial Corporation	724,782

13,323	East West Bancorp Incorporated	569,558

22,217	First Bancorp Puerto Rico	683,173

25,879	First Midwest Bancorp Incorporated	768,865

8,082	First Republic Bank	249,168

9,427	FirstFed Financial Corporation†	372,367

32,987	Flagstar Bancorp Incorporated	757,052

6,418	GBC Bancorp/California	246,130

24,762	Hudson United Bancorp	870,880

15,507	Irwin Financial Corporation	376,820

14,510	MAF Bancorp Incorporated	554,282

13,596	Provident Bankshares Corporation	384,087

15,846	Riggs National Corporation	249,575

13,856	Seacoast Financial Services Corporation	286,958

25,904	South Financial Group Incorporated	644,751

18,863	Southwest Bancorp of Texas Incorporated	688,688

33,168	Staten Island Bancorp Incorporated	645,118

24,472	Sterling Bancshares Incorporated/Texas	291,951

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

22,034	Susquehanna Bancshares Incorporated	$566,274

41,366	Trustco Bank Corporation NY	511,284

24,718	UCBH Holdings Incorporated	747,225

23,129	United Bankshares Incorporated	692,714

19,048	Waypoint Financial Corporation	380,960

22,298	Whitney Holding Corporation	758,132

10,328	Wintrust Financial Corporation	389,056

		16,365,358

Durable Goods – Consumer – 0.06%

14,945	Sturm Ruger & Company Incorporated	154,232

Eating & Drinking Places – 2.02%

15,029	CEC Entertainment Incorporated†	589,138

11,906	Ihop Corporation	391,112

19,996	Jack in the Box Incorporated†	355,929

15,289	Landry’s Restaurants Incorporated	314,953

11,512	Lone Star Steakhouse & Saloon Incorporated	240,601

11,221	O’Charleys Incorporated†	166,407

14,043	PF Chang’s China Bistro Incorporated†	636,850

9,941	Papa John’s International Incorporated†	246,636

18,515	Rare Hospitality International Incorporated†	461,209

23,398	Ryan’s Family Steak Houses Incorporated†	299,260

21,490	Sonic Corporation†	543,267

15,009	Steak N Shake Company†	223,634

34,899	Triarc Companies Incorporated Class B	362,950

		4,831,946

Educational Services – 0.50%

24,866	ITT Educational Services Incorporated†	1,191,579

Electric, Gas, & Sanitary Services – 3.55%

8,438	American States Water Company	198,884

27,591	Atmos Energy Corporation	660,529

26,772	Avista Corporation	417,108

6,152	Cascade Natural Gas Corporation	120,579

6,574	Central Vermont Public Service Corporation	145,811

8,793	CH Energy Group Incorporated	386,892

26,246	Cleco Corporation	428,860

27,268	El Paso Electric Company†	314,945

19,402	Energen Corporation	701,964

2,756	Green Mountain Power Corporation	62,148

10,575	Laclede Group Incorporated	285,631

15,065	New Jersey Resources Corporation	542,943

14,252	Northwest Natural Gas Company	413,308

8,897	NUI Corporation	133,010

18,499	Piedmont Natural Gas Company	721,461

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electric, Gas, & Sanitary Services (continued)

39,723	Southern Union Company	$675,291

18,689	Southwest Gas Corporation	424,240

23,370	UGI Corporation	676,094

8,031	UIL Holdings Corporation	281,005

18,654	Unisource Energy Corporation	354,799

15,680	Waste Connections Incorporated†	550,211

		8,495,713

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.43%

13,629	Actel Corporation†	326,685

23,056	Acuity Brands Incorporated	416,391

59,546	Adaptec Incorporated†	450,168

17,870	Advanced Energy Industries Incorporated†	337,207

36,617	Aeroflex Incorporated†	324,060

19,878	Alliance Semiconductor Corporation†	108,136

16,132	AO Smith Corporation	451,857

13,051	Applica Incorporated†	78,959

21,495	Artesyn Technologies Incorporated†	162,932

17,083	ATMI Incorporated†	431,687

18,158	Baldor Electric Company	383,315

6,083	Bel Fuse Incorporated Class B	160,713

13,681	Benchmark Electronics Incorporated†	578,296

14,213	C&D Technologies Incorporated	268,910

20,220	C-COR.net Corporation†	133,452

24,870	Cable Design Technologies Corporation†	198,960

7,146	Catapult Communications Corporation†	89,897

18,172	Checkpoint Systems Incorporated†	287,118

6,375	Concerto Software Incorporated†	54,188

9,586	Concord Communications Incorporated†	125,481

18,965	CTS Corporation	233,459

14,839	Cubic Corporation	372,756

19,173	Cymer Incorporated†	789,928

11,608	Dionex Corporation†	456,891

15,238	DSP Group Incorporated†	379,579

10,032	Dupont Photomasks Incorporated†	227,827

15,394	Electro Scientific Industries Incorporated†	324,352

21,459	ESS Technology Incorporated†	231,328

22,212	Exar Corporation†	313,856

17,880	Harman International Industries Incorporated	1,758,498

33,578	Harmonic Incorporated†	210,534

14,496	Helix Technology Corporation	237,300

14,201	Hutchinson Technology Incorporated†	470,053

13,842	Inter-Tel Incorporated	339,821

13,071	Magnetek Incorporated†	64,701

11,740	Mercury Computer Systems Incorporated†	250,414

20,096	Methode Electronics	237,334

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Electronic & Other Electrical Equipment & Components, Except Computer Equipment (continued)

16,072	Microsemi Corporation†	$244,937

3,785	National Presto Industries Incorporated	129,977

10,971	Park Electrochemical Corporation	249,590

14,261	Pericom Semiconductor Corporation†	142,610

17,794	Photronics Incorporated†	378,300

16,118	Power Integrations Incorporated†	535,762

13,901	Regal-Beloit Corporation	283,580

8,854	Rogers Corporation†	274,651

6,212	Salton Incorporated†	61,809

8,109	SBS Technologies Incorporated†	87,983

82,106	Skyworks Solutions Incorporated†	747,165

9,292	Standard Microsystems Corporation†	250,698

7,029	Supertex Incorporated†	126,100

23,414	Symmetricom Incorporated†	148,211

22,312	Technitrol Incorporated†	410,764

11,821	Three-Five Systems Incorporated†	65,134

7,527	Tollgrade Communications Incorporated†	120,959

18,990	Varian Semiconductor Equipment Associates Incorporated†	711,176

14,507	Viasat Incorporated†	258,370

23,191	Vicor Corporation†	221,010

12,515	Zix Corporation†	101,497

		17,817,326

Engineering, Accounting, Research Management & Related Services – 2.53%

8,613	American Healthways Incorporated†	361,660

10,762	CDI Corporation	290,897

30,822	Cephalon Incorporated†	1,415,346

22,258	Kroll Incorporated†	413,999

11,501	MAXIMUS Incorporated†	396,209

30,943	Pharmaceutical Product Development Incorporated†	742,323

34,395	PRG-Schultz International Incorporated†	195,364

28,944	Regeneron Pharmaceuticals Incorporated†	511,440

29,691	Tetra Tech Incorporated†	591,148

18,112	URS Corporation†	351,373

50,253	US Oncology Incorporated†	367,349

18,294	Watson Wyatt & Company Holdings†	411,798

		6,048,906

Fabricated Metal Products, Except Machinery & Transportation Equipment – 1.84%

21,359	Alliant Techsystems Incorporated†	1,026,300

19,964	Aptargroup Incorporated	732,479

3,514	Butler Manufacturing Company	53,378

15,619	Commercial Metals Company	286,921

19,800	Masotech Incorporated (Escrow)†(a)	0

16,414	Griffon Corporation†	294,795

7,855	Material Sciences Corporation†	80,278

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Fabricated Metal Products, Except Machinery & Transportation Equipment (continued)

7,939	Mobile Mini Incorporated†	$153,143

20,961	Shaw Group Incorporated†	220,300

13,654	Simpson Manufacturing Company Incorporated†	558,312

7,168	SPS Technologies Incorporated†	322,560

31,223	Tower Automotive Incorporated†	140,504

13,249	Valmont Industries Incorporated	262,198

15,086	Watts Industries Incorporated Class A	265,815

		4,396,983

Finance Companies – 0.09%

12,626	iDine Rewards Network Incorporated†	205,173

Food & Kindred Products – 0.75%

9,893	American Italian Pasta Company Class A†	382,761

19,998	Corn Products International Incorporated	636,936

4,813	J&J Snack Foods Corporation†	167,492

16,160	Lance Incorporated	160,630

16,047	Ralcorp Holdings Incorporated†	444,502

		1,792,321

Food Stores – 0.35%

21,390	Great Atlantic & Pacific Tea Company Incorporated†	173,473

16,450	Panera Bread Company†	673,792

		847,265

Food-Wholesale – 0.24%

25,033	Flowers Foods Incorporated	570,752

Furniture & Fixtures – 0.63%

6,443	Bassett Furniture Industries Incorporated	87,303

20,610	Ethan Allen Interiors Incorporated	741,960

31,085	La-Z-Boy Incorporated	690,087

		1,519,350

General Merchandise Stores – 0.61%

27,573	Casey’s General Stores Incorporated	386,849

21,435	Fred’s Incorporated	706,498

16,156	ShopKo Stores Incorporated†	242,340

23,085	Stein Mart Incorporated†	126,275

		1,461,962

Health Services – 2.51%

26,529	Accredo Health Incorporated†	742,546

10,960	Amsurg Corporation†	361,570

17,924	Cross Country Healthcare Incorporated†	252,549

10,920	CryoLife Incorporated†	67,267

6,854	Curative Health Services Incorporated†	122,481

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Health Services (continued)

16,599	Enzo Biochem Incorporated†	$323,846

35,930	Hooper Holmes Incorporated	238,935

18,082	Nautilus Group Incorporated	228,195

19,752	Odyssey HealthCare Incorporated†	589,005

27,899	Orthodontic Centers of America Incorporated†	219,844

13,091	Pediatrix Medical Group Incorporated†	602,841

27,060	Province Healthcare Company†	350,427

8,830	RehabCare Group Incorporated†	150,552

26,801	Renal Care Group Incorporated†	915,254

5,456	Roto-Rooter Incorporated	193,961

15,248	Sierra Health Services Incorporated†	313,346

12,352	Sunrise Senior Living Incorporated†	323,993

		5,996,612

Home Furniture, Furnishings, & Equipment Stores – 0.90%

13,957	Bell Microproducts Incorporated†	90,859

11,864	Cost Plus Incorporated†	438,019

13,805	Electronics Boutique Holdings Corporation†	394,409

12,127	Haverty Furniture Companies Incorporated	221,682

24,496	Linens ’n Things Incorporated†	582,515

17,897	Movie Gallery Incorporated†	351,676

8,098	Ultimate Electronics Incorporated†	76,850

		2,156,010

Hotels, Rooming Houses, Camps, & Other Lodge Places – 0.34%

19,481	Aztar Corporation†	345,008

16,362	Marcus Corporation	249,684

24,843	Prime Hospitality Corporation†	215,886

		810,578

Industrial & Commercial Machinery & Computer Equipment – 4.62%

10,929	Astec Industries Incorporated†	112,566

54,645	Axcelis Technologies Incorporated†	451,368

10,720	Black Box Corporation	426,763

12,010	Briggs & Stratton Corporation	705,708

20,477	Brooks Automation Incorporated†	427,969

9,603	Dril-Quip Incorporated†	162,291

8,916	Engineered Support Systems Incorporated	539,418

16,458	Fedders Corporation	95,456

8,911	Gardner Denver Incorporated†	187,220

11,798	Global Imaging Systems Incorporated†	290,231

12,572	Hydril Company†	254,709

18,046	IDEX Corporation	657,596

15,574	Kaydon Corporation	369,727

27,619	Kulicke & Soffa Industries Incorporated†	299,390

32,329	Lennox International Incorporated	472,327

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Industrial & Commercial Machinery & Computer Equipment (continued)

6,516	Lindsay Manufacturing Company	$130,972

14,668	Manitowoc Company Incorporated	318,149

9,630	Micros Systems Incorporated†	328,865

18,785	Milacron Incorporated	43,206

17,300	NYFIX Incorporated†	96,880

21,635	Paxar Corporation†	276,928

7,780	Planar Systems Incorporated†	166,881

14,909	Rainbow Technologies Incorporated†	136,268

7,977	Robbins & Myers Incorporated	177,408

8,605	SCM Microsystems Incorporated†	62,903

9,534	Thomas Industries Incorporated	271,910

47,468	Timken Company	723,412

13,589	Toro Company	611,505

12,641	Ultratech Incorporated†	356,729

14,398	Watsco Incorporated	275,146

6,238	Woodward Governor Company	272,663

26,100	Zebra Technologies Corporation Class A†	1,345,977

		11,048,541

Insurance Agents, Brokers & Service – 0.24%

18,849	Hilb Rogal & Hamilton Company	585,073

Insurance Carriers – 2.76%

11,472	AMERIGROUP Corporation†	511,993

10,789	Centene Corporation†	327,878

11,353	Delphi Financial Group Incorporated Class A	528,142

42,059	Fremont General Corporation	534,570

10,295	Landamerica Financial Group Incorporated	471,923

25,909	Mid Atlantic Medical Services Incorporated†	1,332,500

12,144	Philadelphia Consolidated Holding Company†	561,053

16,291	Presidential Life Corporation	246,483

13,949	RLI Corporation	459,201

5,461	SCPIE Holdings Incorporated	54,610

14,934	Selective Insurance Group Incorporated	444,436

15,831	Stewart & Stevenson Services†	237,782

9,867	Stewart Information Services Corporation†	278,644

25,893	UICI†	324,698

10,429	Zenith National Insurance Corporation	290,135

		6,604,048

Leather & Leather Products – 0.36%

9,866	Brown Shoe Company Incorporated	312,752

12,075	Genesco Incorporated†	193,925

9,771	K-Swiss Incorporated	351,658

		858,335

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Legal Services – 0.10%

9,907	Pre-Paid Legal Services Incorporated†	$232,022

Lumber & Wood Products, Except Furniture – 0.37%

31,531	Champion Enterprises Incorporated†	200,222

8,604	Coachmen Industries Incorporated	100,753

6,608	Deltic Timber Corporation	191,103

4,660	Skyline Corporation	149,213

9,826	Universal Forest Products Incorporated	238,477

		879,768

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 7.60%

16,107	Advanced Medical Optics Incorporated†	289,277

18,178	American Medical Systems Holdings Incorporated†	394,463

7,421	Analogic Corporation	356,208

15,304	Armor Holdings Incorporated†	256,342

11,668	Arthrocare Corporation†	207,924

8,076	BEI Technologies Incorporated	125,986

8,326	Biosite Incorporated†	236,292

16,281	Coherent Incorporated†	401,001

11,633	Cohu Incorporated	227,541

15,517	Concord Camera Corporation†	165,256

16,073	Conmed Corporation†	331,747

17,282	Cooper Companies Incorporated	704,242

9,269	Cuno Incorporated†	363,253

8,201	Datascope Corporation	252,099

12,451	DRS Technologies Incorporated†	300,443

10,947	EDO Corporation	221,677

11,566	Esterline Technologies Corporation†	223,108

18,252	FEI Company†	426,002

19,273	Flir Systems Incorporated†	493,774

25,818	Fossil Incorporated†	625,570

13,368	Haemonetics Corporation Massachusetts†	315,618

10,935	Hologic Incorporated†	149,044

7,658	ICU Medical Incorporated†	208,374

12,404	Inamed Corporation†	911,074

28,461	Input/Output Incorporated†	111,283

14,473	Integra LifeSciences Holdings Corporation†	409,441

9,138	Intermagnetics General Corporation†	204,326

17,120	Invacare Corporation	643,370

9,531	Invision Technologies Incorporated†	231,985

9,749	Ionics Incorporated†	238,461

11,310	Itron Incorporated†	226,992

8,597	Keithley Instruments Incorporated	121,648

38,543	Kopin Corporation†	267,103

10,999	Meade Instruments Corporation†	36,517

25,748	Mentor Corporation	587,054

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

9,466	Osteotech Incorporated†	$77,527

8,871	Photon Dynamics Incorporated†	258,590

35,063	Pinnacle Systems Incorporated†	295,581

13,740	PolyMedica Corporation	364,110

9,736	Possis Medical Incorporated†	151,882

18,452	Resmed Incorporated†	811,519

18,730	Respironics Incorporated†	782,539

18,130	Roper Industries Incorporated	789,562

9,091	Rudolph Technologies Incorporated†	175,547

13,659	Sola International Incorporated†	218,544

21,189	Sybron Dental Specialties Incorporated†	531,208

22,636	Techne Corporation†	719,598

17,867	Teledyne Technologies Incorporated†	259,965

16,617	Theragenics Corporation†	94,717

17,581	Trimble Navigation Limited†	407,000

16,242	Veeco Instruments Incorporated†	324,190

16,297	Viasys Healthcare Incorporated†	329,199

7,216	Vital Signs Incorporated	211,429

11,249	X-Rite Incorporated	127,339

		18,194,541

Medical Equipment & Supplies – 0.18%

11,755	Wilson Greatbatch Technologies Incorporated†	423,768

Metal Mining – 0.06%

5,732	Cleveland Cliffs Incorporated	146,739

Mining & Quarrying of Non-metallic Minerals, Except Fuels – 0.33%

15,893	Florida Rock Industries Incorporated	788,293

Miscellaneous Manufacturing Industries – 0.56%

8,436	AT Cross Company Class A†	50,616

13,654	Jakks Pacific Incorporated†	166,442

14,891	K2 Incorporated†	221,131

8,929	Lydall Incorporated†	107,237

11,414	Russ Berrie & Company Incorporated	384,538

9,159	Shuffle Master Incorporated†	248,942

6,666	Standex International Corporation	161,984

		1,340,890

Miscellaneous Retail – 0.82%

9,914	Action Performance Companies Incorporated	242,297

14,310	Cash America International Incorporated	234,684

13,349	Duane Reade Incorporated†	212,917

10,268	Hancock Fabrics Incorporated Delaware	162,029

10,871	J Jill Group Incorporated†	125,017

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail (continued)

11,017	Jo-Ann Stores Incorporated Class A†	$307,374

15,209	Zale Corporation†	675,432

		1,959,750

Motion Pictures – 0.35%

15,717	Avid Technology Incorporated†	830,486

Motor Freight Transportation & Warehousing – 1.43%

13,796	Arkansas Best Corporation	379,391

11,797	Forward Air Corporation†	326,187

27,768	Heartland Express Incorporated	666,987

8,847	Landstar System Incorporated†	539,844

11,020	Roadway Corporation	537,445

15,003	USF Corporation	472,144

16,493	Yellow Corporation†	492,811

		3,414,809

Non-Depository Credit Institutions – 0.37%

10,285	Financial Federal Corporation†	313,796

19,914	New Century Financial Corporation	563,964

		877,760

Non-Durable Goods – Consumer – 0.10%

21,863	Stride Rite Corporation	236,120

Oil & Gas Extraction – 3.99%

7,690	Atwood Oceanics Incorporated†	184,483

17,876	Cabot Oil & Gas Corporation	464,776

20,897	Cal Dive International Incorporated†	406,238

23,054	Cimarex Energy Company†	451,858

21,480	Evergreen Resources Incorporated†	579,960

30,906	Newfield Exploration Company†	1,192,044

10,689	Nuevo Energy Company†	194,219

13,317	Oceaneering International Incorporated†	313,216

18,977	Patina Oil & Gas Corporation	687,726

13,178	Plains Resources Incorporated†	164,066

7,076	Prima Energy Corporation†	178,669

14,694	Remington Oil & Gas Corporation†	266,696

10,832	Seacor Smit Incorporated†	391,793

19,733	Southwestern Energy Company†	357,167

18,438	Spinnaker Exploration Company†	442,512

15,582	St Mary Land & Exploration Company	394,536

14,632	Stone Energy Corporation†	516,217

15,153	Swift Energy Company†	213,809

12,017	Tetra Technologies Incorporated†	247,791

25,224	Tom Brown Incorporated†	648,257

24,169	Unit Corporation†	455,344

18,524	Veritas DGC Incorporated†	147,822

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Oil & Gas Extraction (continued)

35,487	Vintage Petroleum Incorporated	$386,099

15,035	W-H Energy Services Incorporated†	267,623

		9,552,921

Paper & Allied Products – 0.58%

20,533	Buckeye Technologies Incorporated†	186,646

15,500	Caraustar Industries Incorporated†	135,315

8,502	Chesapeake Corporation	191,635

8,684	Pope & Talbot Incorporated	131,302

19,164	Rock-Tenn Company Class A	279,411

8,213	Schweitzer-Mauduit International Incorporated	207,378

15,689	Standard Register Company	260,437

		1,392,124

Personal Services – 0.63%

4,891	Angelica Corporation	92,928

12,045	Coinstar Incorporated†	162,005

4,499	CPI Corporation	82,782

11,515	G&K Services Incorporated Class A	403,025

24,075	Regis Corporation	772,808

		1,513,548

Petroleum Refining & Related Industries – 0.32%

10,845	ElkCorp	255,509

14,513	Frontier Oil Corporation	213,341

9,202	WD-40 Company	291,611

		760,461

Pharmaceuticals – 0.07%

32,826	Savient Pharmaceuticals Incorporated†	165,771

Primary Metal Industries – 1.48%

14,069	Belden Incorporated	245,784

9,198	Brush Engineered Materials Incorporated†	94,280

11,701	Century Aluminum Company†	126,956

8,891	Commonwealth Industries Incorporated	42,232

5,716	Curtiss-Wright Corporation	403,664

8,495	Imco Recycling Incorporated†	52,244

15,787	Lone Star Technologies Incorporated†	212,967

23,265	Maverick Tube Corporation†	361,073

19,028	Mueller Industries Incorporated†	484,263

8,903	Quanex Corporation	299,141

11,570	RTI International Metals Incorporated†	121,716

26,455	Steel Dynamics Incorporated†	400,529

5,422	Steel Technologies Incorporated	67,504

11,696	Texas Industries Incorporated	287,722

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Primary Metal Industries (continued)

21,230	Tredegar Corporation	$319,512

6,819	Wolverine Tube Incorporated†	28,844

		3,548,431

Printing, Publishing, & Allied Industries – 0.66%

18,670	Bowne & Company Incorporated	279,116

7,402	Consolidated Graphics Incorporated†	188,233

11,921	Information Holdings Incorporated†	238,778

15,434	Harland John H. Company	408,538

7,210	New England Business Service Incorporated	191,930

7,980	Thomas Nelson Incorporated	110,204

7,294	4Kids Entertainment Incorporated†	153,905

		1,570,704

Railroad Transportation – 0.16%

34,235	Kansas City Southern†	378,981

Rubber & Miscellaneous Plastics Products – 0.11%

16,369	Schulman A Incorporated	259,612

Security & Commodity Brokers, Dealers, Exchanges & Services – 0.85%

30,072	Jefferies Group Incorporated	864,569

26,942	Raymond James Financial Incorporated	979,342

9,418	SWS Group Incorporated	185,629

		2,029,540

Software – 0.07%

9,859	EPIQ Systems Incorporated†	167,209

Stone, Clay, Glass, & Concrete Products – 0.28%

15,102	Apogee Enterprises Incorporated	155,853

8,603	CARBO Ceramics Incorporated	311,084

7,336	Libbey Incorporated	204,014

		670,951

Telephone Services – 0.20%

12,065	Commonwealth Telephone Enterprises Incorporated†	484,168

Textile Mill Products – 0.59%

18,055	Albany International Corporation Class A	556,816

28,560	Interface Incorporated	154,795

4,391	Oxford Industries Incorporated	281,902

22,154	Wolverine World Wide Incorporated	429,788

		1,423,301

Transportation By Air – 0.64%

25,121	Atlantic Coast Airlines Holdings Incorporated†	213,780

19,292	Frontier Airlines Incorporated†	317,546

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Transportation By Air (continued)

17,468	Mesa Air Group Incorporated†	$193,895

12,501	Offshore Logistics Incorporated†	253,770

32,013	Skywest Incorporated	554,465

		1,533,456

Transportation Equipment – 2.49%

17,688	AAR Corporation†	141,859

12,258	Arctic Cat Incorporated	236,947

13,842	Clarcor Incorporated	539,838

19,956	Fleetwood Enterprises Incorporated	184,992

24,158	GenCorp Incorporated	216,214

12,469	Group 1 Automotive Incorporated†	430,679

8,171	Huffy Corporation	49,843

14,218	Intermet Corporation	61,137

23,884	JLG Industries Incorporated	275,144

16,116	Monaco Coach Corporation†	266,720

18,955	Oshkosh Truck Corporation	750,808

12,101	Polaris Industries Incorporated	897,289

10,955	Standard Motor Products Incorporated	110,646

15,874	Thor Industries Incorporated	857,513

8,804	Triumph Group Incorporated†	262,359

14,252	Wabash National Corporation†	227,319

10,068	Winnebago Industries Incorporated	448,831

		5,958,138

Transportation Services – 0.08%

13,767	Pegasus Solutions Incorporated†	190,398

Water Transportation – 0.16%

13,382	Kirby Corporation†	384,063

Wholesale Trade – Durable Goods – 2.09%

8,774	AM Castle & Company	38,955

10,530	Applied Industrial Technologies Incorporated	209,231

12,278	Barnes Group Incorporated	318,737

7,374	Building Material Holding Corporation	96,599

7,263	Department 56 Incorporated†	92,240

11,185	Digi International Incorporated†	74,034

13,013	Hughes Supply Incorporated	422,272

9,528	Imagistics International Incorporated†	276,121

25,622	Insight Enterprises Incorporated†	389,967

12,521	Kaman Corporation Class A	162,272

20,731	Knight Transportation Incorporated†	519,726

5,270	Lawson Products Incorporated	141,500

18,666	Owens & Minor Incorporated	449,851

29,903	PEP Boys-Manny Moe & Jack	457,516

17,641	Reliance Steel & Aluminum Company	391,454

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL CAP INDEX PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Durable Goods (continued)

13,781	Ryerson Tull Incorporated	$107,492

19,599	SCP Pool Corporation†	545,244

11,915	TBC Corporation†	298,471

1,509	Timco Aviation Services Incorporatedªª	106

		4,991,788

Wholesale Trade Non-Durable Goods – 2.21%

10,582	Advanced Marketing Services Incorporated	108,149

24,842	DIMON Incorporated	171,410

7,755	Enesco Group Incorporated†	62,040

18,911	Hain Celestial Group Incorporated†	342,856

10,660	International Multifoods Corporation	248,911

21,961	Men’s Wearhouse Incorporated†	563,300

16,721	Myers Industries Incorporated	167,377

6,637	Nash Finch Company	102,874

25,220	Performance Food Group Company†	1,026,706

24,197	Priority Healthcare Corporation Class B†	497,006

10,235	School Specialty Incorporated†	288,729

20,588	Tractor Supply Company†	675,492

10,635	United Natural Foods Incorporated†	352,976

18,278	United Stationers Incorporated†	688,719

		5,296,545

Total Common Stock (Cost $192,840,918)		209,020,700

Real Estate Investment Trust – 1.77%

19,429	Lexington Corporate Properties Trust	372,260

17,383	Capital Automotive REIT	530,355

14,283	Colonial Properties Trust	514,616

11,672	Essex Property Trust Incorporated	731,951

15,037	Gables Residential Trust	485,996

15,434	Glenborough Realty Trust Incorporated	291,085

15,261	Kilroy Realty Corporation	435,702

24,971	Shurgard Storage Centers Incorporated	881,476

Total Real Estate Investment Trusts (Cost $3,712,556)		4,243,441

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL CAP INDEX PORTFOLIO

Shares	Security Name				Value

Short Term Investments – 10.95%

Short Term Investments – 10.34%

24,756,466	Wells Fargo Money Market Trust~				$24,756,466

Principal		Interest Rate		Maturity Date

US Treasury Bills – 0.61%

$15,000	US Treasury Bill#	0.95	%ª	12/04/2003	14,977

25,000	US Treasury Bill#	0.96	ª	12/04/2003	24,961

25,000	US Treasury Bill#	0.94	ª	12/04/2003	24,961

575,000	US Treasury Bill#	1.00	ª	02/12/2004	572,920

680,000	US Treasury Bill#	1.00	ª	12/04/2003	678,937

40,000	US Treasury Bill#	0.96	ª	12/04/2003	39,937

50,000	US Treasury Bill#	0.86	ª	12/04/2003	49,922

10,000	US Treasury Bill#	0.81	ª	12/04/2003	9,984

35,000	US Treasury Bill#	0.92	ª	12/04/2003	34,945

15,000	US Treasury Bill#	0.91	ª	12/04/2003	14,977

					1,466,521

Total Short Term Investments (Cost $26,222,803)					26,222,987

Total Investment in Securities (Cost $222,776,277)*	100.05%	$239,487,128

Other Assets and Liabilities, Net	(0.05)	(129,886)

Total Net Assets	100.00%	$239,357,242

(a)	Security fair valued in accordance with the procedures adopted by the Board of Trustees.
†	Non-income earning securities.
#	Securities pledged as collateral for futures transactions. (See Note 2)
ª	Yield to Maturity.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $223,718,795 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$44,841,709
Gross Unrealized Depreciation	(29,073,376)

Net Unrealized Appreciation	$15,768,333

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Common Stock – 98.61%

Accident & Health Insurance – 0.44%

198,000	SCS Transportation Incorporated†	$2,989,800

Advertising Agency – 1.23%

656,800	Agrium Incorporated	8,249,408

Agricultural Services – 1.46%

416,700	VCA Antech Incorporated†	9,813,285

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 3.12%

219,000	Kellwood Company	7,325,550

317,400	Polo Ralph Lauren Corporation	8,512,668

331,300	Warnaco Group Incorporated†	5,164,967

		21,003,185

Apparel & Accessory Stores – 1.68%

117,400	AnnTaylor Stores Corporation†	3,773,236

296,400	Stage Stores Incorporated†	7,552,272

		11,325,508

Automotive Dealers & Gasoline Service Stations – 1.44%

627,500	CSK Auto Corporation†	9,676,050

Business Services – 13.88%

691,500	3Com Corporation†	4,079,850

534,100	Atari Incorporated†	2,184,469

611,800	Brink's Company	10,620,848

948,200	CNET Networks Incorporated†	6,713,256

154,800	Digimarc Corporation†	2,277,108

475,700	DoubleClick Incorporated†	5,123,289

309,200	Electronics for Imaging Incorporated†	7,210,544

468,400	FreeMarkets Incorporated†	3,644,620

236,000	Hyperion Solutions Corporation†	6,813,320

338,600	Integrated Alarm Services Group Incorporated†	2,828,664

200,200	Macromedia Incorporated†	4,952,948

573,300	MPS Group Incorporated†	5,159,700

405,400	NetIQ Corporation†	4,840,476

158,500	Progress Software Corporation†	3,407,750

783,700	Red Hat Incorporated†	7,915,370

518,600	Sapient Corporation†	1,861,774

294,100	Serena Software Incorporated†	5,470,260

432,800	Sotheby's Holdings Incorporated†	4,682,896

217,200	Transaction Systems Architects Incorporated Class A†	3,607,693

		93,394,835

Chemicals & Allied Products – 9.82%

79,750	Barr Laboratories Incorporated†	5,439,748

403,100	BioMarin Pharmaceuticals Incorporated†	3,087,746

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Chemicals & Allied Products (continued)

427,500	Cell Therapeutics Incorporated†	$4,860,675

142,200	Digene Corporation†	5,810,292

559,000	Indevus Pharmaceuticals Incorporated†	2,990,650

431,700	IVAX Corporation†	8,461,320

246,800	Medicines Company†	6,416,800

275,800	NBTY Incorporated†	6,439,930

153,100	Neurocrine Biosciences Incorporated†	7,581,512

309,300	Nova Chemicals Corporation	6,278,790

125,400	Penwest Pharmaceuticals Company†	2,696,100

267,800	United Therapeutics Corporation†	6,049,602

		66,113,165

Communications – 1.06%

335,800	Lin TV Corporation Class A†	7,139,108

Construction Special Trade Contractors – 0.44%

239,700	Navigant Consulting Incorporated†	2,950,707

Depository Institutions – 1.12%

49,700	FirstFed Financial Corporation†	1,963,150

312,900	W Holding Company Incorporated	5,600,910

		7,564,060

Eating & Drinking Places – 1.27%

354,800	Ruby Tuesday Incorporated	8,554,228

Electric, Gas, & Sanitary Services – 0.86%

165,800	Waste Connections Incorporated†	5,817,922

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 5.87%

198,600	DSP Group Incorporated†	4,947,126

282,500	Innovex Incorporated†	2,810,875

217,600	Integrated Circuit Systems Incorporated†	6,536,704

203,900	Micrel Incorporated†	2,485,541

183,500	Moog Incorporated Class A†	7,193,200

162,200	Novellus Systems Incorporated†	5,474,250

773,300	ON Semiconductor Corporation†	3,170,530

235,900	Polycom Incorporated†	3,918,299

191,100	Tekelec†	2,983,071

		39,519,596

Engineering, Accounting, Research Management & Related Services – 7.96%

128,800	Amylin Pharmaceuticals Incorporated†	3,637,312

119,400	Atrix Laboratories Incorporated†	2,458,446

643,400	BearingPoint Incorporated†	5,134,332

146,100	CV Therapeutics Incorporated†	3,214,200

115,000	Celgene Corporation†	4,982,950

195,500	Cephalon Incorporated†	8,977,360

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Engineering, Accounting, Research Management & Related Services (continued)

184,500	Cornell Companies Incorporated†	$3,035,025

356,600	Digitas Incorporated†	2,588,916

625,300	Exult Incorporated†	5,027,412

295,700	Neurochem Incorporated†	3,569,099

245,100	Pharmaceutical Product Development Incorporated†	5,879,949

813,300	UnitedGlobalCom Incorporated†	4,969,263

		53,474,264

Food & Kindred Products – 1.25%

275,100	Constellation Brands Incorporated Class A†	8,387,799

Furniture & Fixtures – 0.50%

127,800	Select Comfort Corporation†	3,386,700

Health Services – 3.00%

292,600	Community Health Systems Incorporated†	6,349,420

195,800	Lincare Holdings Incorporated†	7,176,070

231,400	Select Medical Corporation†	6,664,320

		20,189,810

Home Furniture, Furnishings, & Equipment Stores – 1.71%

251,900	GameStop Corporation†	4,005,210

233,300	Guitar Center Incorporated†	7,502,928

		11,508,138

Industrial & Commercial Machinery & Computer Equipment – 3.20%

819,900	Concurrent Computer Corporation†	3,107,421

440,500	Cray Incorporated†	4,836,690

504,000	Entegris Incorporated†	5,695,200

614,400	Western Digital Corporation†	7,919,616

		21,558,927

Insurance Agents, Brokers & Service – 0.56%

140,800	National Financial Partners Corporation†	3,801,600

Insurance Carriers – 4.26%

231,900	Axis Capital Holdings Limited	5,785,905

215,500	HCC Insurance Holdings Incorporated	6,266,740

161,200	Platinum Underwriters Holdings Limited	4,529,720

140,700	Selective Insurance Group Incorporated	4,187,232

231,225	WR Berkley Corporation	7,921,769

		28,691,366

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 5.53%

299,000	Coherent Incorporated†	7,364,370

497,800	Credence Systems Corporation†	5,724,700

157,800	Cyberonics Incorporated†	4,869,708

258,000	Formfactor Incorporated†	5,580,540

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods (continued)

213,800	Osteotech Incorporated†	$1,751,022

164,600	SonoSite Incorporated†	3,293,646

229,200	Staar Surgical Company†	2,431,812

333,000	Teradyne Incorporated†	6,193,800

		37,209,598

Miscellaneous Retail – 2.06%

171,700	Petco Animal Supplies Incorporated†	5,357,040

270,800	Sports Authority Incorporated†	8,519,368

		13,876,408

Motion Pictures – 1.71%

420,700	Imax Corporation†	3,323,530

218,800	Macrovision Corporation†	4,041,236

222,100	Regal Entertainment Group Class A	4,131,060

		11,495,826

Motor Freight Transportation & Warehousing – 1.04%

233,700	Yellow Corporation†	6,982,956

Non-Depository Credit Institutions – 1.75%

390,000	Encore Capital Group Incorporated†	4,563,000

422,400	Saxon Capital Incorporated†	7,239,936

		11,802,936

Oil & Gas Extraction – 2.96%

361,600	Pioneer Natural Resources Company†	9,206,336

196,300	Quicksilver Resources Incorporated†	4,795,609

426,100	Ultra Petroleum Corporation†	5,944,095

		19,946,040

Personal Services – 0.60%

210,100	Steiner Leisure Limited†	4,025,516

Petroleum Refining & Related Industries – 1.79%

252,000	ElkCorp	5,937,120

159,200	Valero Energy Corporation	6,092,584

		12,029,704

Primary Metal Industries – 1.32%

100,900	Nucor Corporation	4,629,292

281,800	Tredegar Corporation	4,241,090

		8,870,382

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY GROWTH PORTFOLIO

Shares	Security Name	Value

Printing, Publishing, & Allied Industries – 2.17%

192,400	Belo Corporation Class A	$4,665,700

698,300	Moore Wallace Incorporated†	9,915,860

		14,581,560

Railroad Transportation – 0.68%

412,600	Kansas City Southern†	4,567,482

Rubber & Miscellaneous Plastics Products – 1.21%

215,400	Jarden Corporation†	8,131,350

Transportation By Air – 1.27%

349,700	Mesa Air Group Incorporated†	3,881,670

268,200	Skywest Incorporated	4,645,224

		8,526,894

Transportation Equipment – 1.73%

625,100	Orbital Sciences Corporation†	5,800,928

370,700	Wabtec Corporation	5,875,595

		11,676,523

Transportation Services – 0.59%

200,500	Pacer International Incorporated†	3,995,965

Water Transportation – 0.69%

697,000	OMI Corporation†	4,614,140

Wholesale Trade – Durable Goods – 3.93%

697,400	Ingram Micro Incorporated Class A†	9,101,070

294,200	Omnicare Incorporated	10,608,852

761,100	PSS World Medical Incorporated†	6,750,955

		26,460,877

Wholesale Trade – Non-Durable Goods – 1.45%

343,700	Endo Pharmaceuticals Holdings Incorporated†	7,028,666

151,100	Hain Celestial Group Incorporated†	2,739,443

		9,768,109

Total Common Stock (Cost $559,090,852)		663,671,727

Warrants – 0%

36,152	Timco Aviation Services Incorporated†	4

Total Warrants (Cost $0)

Short Term Investments – 2.08%

14,018,733	Wells Fargo Money Market Trust~	14,018,733

Total Short-Term Investments (Cost $14,018,733)		14,018,733

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH PORTFOLIO

Principal		Interest Rate	Maturity Date	Value

Corporate Bonds (PIK) – 0%

$34,856	Timco Aviation Services Incorporatedªª	8.00	01/02/2007	$2,440

Total Corporate Bonds (Cost $0)

Total Investment in Securities (Cost $573,109,585)*	100.69%	$677,692,904

Other Assets and Liabilities, Net	(0.69)	(4,641,627)

Total Net Assets	100.00%	$673,051,277

+	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
ªª	This security is currently in default.
*	Cost for federal income tax purposes is $575,760,888 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$112,216,881
Gross Unrealized Depreciation	(10,284,865)

Net Unrealized Appreciation	$101,932,016

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Common Stock – 88.23%

Apparel & Other Finished Products Made From Fabrics & Similar Materials – 1.03%

184,950	Russell Corporation	$3,014,685

Apparel & Accessory Stores – 1.63%

142,540	American Eagle Outfitters Incorporated†	2,118,144

178,920	Too Incorporated†	2,635,492

		4,753,636

Automotive Repair, Services, & Parking – 1.20%

154,046	Dollar Thrifty Automotive Group Incorporated†	3,499,925

Building Construction – General Contractors & Operative Builders – 2.06%

199,970	Walter Industries Incorporated	2,145,678

233,250	WCI Communities Incorporated†	3,848,625

		5,994,303

Business Services – 5.56%

196,150	Activision Incorporated†	2,343,993

186,400	Intergraph Corporation†	4,339,392

119,230	NCO Group Incorporated†	2,798,328

259,820	Rent-Way Incorporated†	1,395,233

132,900	THQ Incorporated†	2,182,218

196,160	United Rentals Incorporated†	3,156,214

		16,215,378

Chemicals & Allied Products – 2.42%

280,320	Crompton Corporation	1,628,659

136,370	HB Fuller Company	3,309,700

129,582	NL Industries Incorporated	2,108,299

		7,046,658

Coal Mining – 0.88%

192,910	Massey Energy Company	2,565,703

Communications – 1.10%

71,110	CT Communications Incorporated	803,543

118,540	Emmis Communications Corporation Class A†	2,392,137

		3,195,680

Construction Special Trade Contractors – 1.62%

74,448	Dycom Industries Incorporated†	1,517,995

180,800	Insituform Technologies Incorporated Class A†	3,211,008

		4,729,003

Depository Institutions – 10.10%

248,146	Brookline Bancorp Incorporated	3,652,709

90,160	Cullen/Frost Bankers Incorporated	3,356,657

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Depository Institutions (continued)

68,110	Dime Community Bancshares	$1,566,530

160,300	First Niagara Financial Group Incorporated	2,420,530

84,130	First Republic Bank	2,593,728

288,480	Gold Banc Corporation Incorporated	3,499,262

71,360	PFF Bancorp Incorporated	2,274,957

133,680	Provident Financial Services Incorporated	2,561,309

67,310	Susquehanna Bancshares Incorporated	1,729,867

170,480	TierOne Corporation†	3,588,604

113,150	Umpqua Holdings Corporation	2,153,244

		29,397,397

Eating & Drinking Places – 2.77%

556,320	CKE Restaurants Incorporated†	3,588,264

82,800	Landry’s Restaurants Incorporated	1,705,680

89,160	Triarc Companies Incorporated Class A	897,841

181,320	Triarc Companies Incorporated Class B	1,885,728

		8,077,513

Electric, Gas, & Sanitary Services – 3.22%

112,330	Allete Incorporated	3,075,595

177,940	Alliant Energy Corporation	3,914,680

66,300	Energen Corporation	2,398,734

		9,389,009

Electronic & Other Electrical Equipment & Components, Except Computer Equipment – 7.21%

151,050	C&D Technologies Incorporated	2,857,866

103,980	Dupont Photomasks Incorporated†	2,361,386

266,300	Fairchild Semiconductor International Incorporated†	4,415,254

334,510	GrafTech International Limited†	2,676,080

253,770	Technitrol Incorporated†	4,671,906

139,410	Tollgrade Communications Incorporated†	2,240,319

91,730	Zoran Corp†	1,788,734

		21,011,545

Engineering, Accounting, Research Management & Related Services – 0.75%

113,300	URS Corporation†	2,198,020

Fabricated Metal Products, Except Machinery & Transportation Equipment – 0.77%

501,030	Tower Automotive Incorporated†	2,254,635

Food & Kindred Products – 0.86%

46,600	Adolph Coors Company Class B	2,505,216

Food Stores – 1.18%

494,700	Pathmark Stores Incorporated†	3,448,059

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

General Merchandise Stores – 2.11%

238,830	Saks Incorporated†	$2,753,710

226,260	ShopKo Stores Incorporated†	3,393,900

		6,147,610

Health Services – 3.66%

485,230	Beverly Enterprises Incorporated†	2,872,562

138,800	Covance Incorporated†	3,106,344

154,500	Triad Hospitals Incorporated†	4,678,260

		10,657,166

Holding & Other Investment Offices – 0.71%

106,860	Gladstone Capital Corporation	2,078,427

Home Furniture, Furnishings, & Equipment Stores – 0.57%

84,520	Movie Gallery Incorporated†	1,660,818

Hotels, Rooming Houses, Camps, & Other Lodge Places – 2.42%

186,630	Ameristar Casinos Incorporated†	4,673,215

120,800	Isle of Capri Casinos Incorporated†	2,393,048

		7,066,263

Industrial & Commercial Machinery & Computer Equipment – 4.37%

119,500	Flowserve Corporation†	2,425,850

241,200	Joy Global Incorporated†	3,786,840

97,300	Robbins & Myers Incorporated	2,163,952

96,632	Spartech Corporation	2,058,262

67,800	York International Corporation	2,345,202

		12,780,106

Insurance Carriers – 4.72%

66,140	AMERIGROUP Corporation†	2,951,827

123,118	Harleysville Group Incorporated	2,869,881

113,430	Platinum Underwriters Holdings Limited	3,187,383

91,820	Scottish Re Group Limited	2,217,453

286,270	Universal American Financial Corporation†	2,533,490

		13,760,034

Leather & Leather Products – 0.70%

127,900	Genesco Incorporated†	2,054,074

Measuring, Analyzing, & Controlling Instruments: Photographic, Medical & Optical Goods – 3.76%

135,300	Arrow International Incorporated	3,111,900

113,000	Coherent Incorporated†	2,783,190

193,270	Rudolph Technologies Incorporated†	3,732,044

125,400	White Electronic Designs Corporation†	1,348,050

		10,975,184

PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Miscellaneous Retail – 1.32%

242,000	Duane Reade Incorporated†	$3,859,900

Non-Depository Credit Institutions – 1.17%

126,550	Federal Agricultural Mortgage Corporation Class C†	3,416,850

Oil & Gas Extraction – 3.19%

259,190	Brigham Exploration Company†	1,762,492

134,940	Cal Dive International Incorporated†	2,623,234

140,560	Southwestern Energy Company†	2,544,136

132,890	W-H Energy Services Incorporated†	2,365,442

		9,295,304

Paper & Allied Products – 2.00%

187,000	Buckeye Technologies Incorporated†	1,699,830

171,430	Caraustar Industries Incorporated†	1,496,584

174,600	Pope & Talbot Incorporated	2,639,952

		5,836,366

Personal Services – 0.91%

75,730	G&K Services Incorporated Class A	2,650,550

Petroleum Refining & Related Industries – 0.92%

166,600	Headwaters Incorporated†	2,682,260

Primary Metal Industries – 2.69%

188,710	Lone Star Technologies Incorporated†	2,545,698

66,080	Precision Castparts Corporation	2,319,408

196,470	Steel Dynamics Incorporated†	2,974,556

		7,839,662

Printing, Publishing, & Allied Industries – 0.86%

151,740	Journal Communications Incorporated Class A†	2,511,297

Railroad Transportation – 0.66%

222,790	RailAmerica Incorporated†	1,915,994

Rubber & Miscellaneous Plastics Products – 0.73%

133,640	Schulman A Incorporated	2,119,530

Transportation By Air – 0.80%

128,880	EGL Incorporated†	2,343,038

Transportation Equipment – 0.60%

153,680	Aftermarket Technology Corporation†	1,753,489

Transportation Services – 1.33%

182,790	GATX Corporation	3,866,009

WELLS FARGO MASTER PORTFOLIOS	PORTFOLIO OF INVESTMENTS — SEPTEMBER 30, 2003

SMALL COMPANY VALUE PORTFOLIO

Shares	Security Name	Value

Wholesale Trade – Durable Goods – 2.56%

28,500	BorgWarner Incorporated	$1,933,725

180,580	PEP Boys-Manny Moe & Jack	2,762,874

89,600	Tech Data Corporation†	2,764,160

		7,460,759

Wholesale Trade – Non-Durable Goods – 1.11%

138,025	International Multifoods Corporation	3,222,884

Total Common Stock (Cost, $227,660,262)		257,249,939

Real Estate Investment Trust – 9.49%

61,780	Alexandria Real Estate Equities Incorporated	2,967,293

70,880	Eastgroup Properties Incorporated	1,969,046

222,290	FelCor Lodging Trust Incorporated	2,302,924

151,120	Glenborough Realty Trust Incorporated	2,850,123

117,960	Highwoods Properties Incorporated	2,814,526

90,210	Kilroy Realty Corporation	2,575,496

135,630	LaSalle Hotel Properties	2,350,468

467,170	Meristar Hospitality Corporation	3,307,564

135,980	Nationwide Health Properties Incorporated	2,378,290

123,860	Pennsylvania Real Estate Investment Trust	4,143,117

Total Real Estate Investment Trust (Cost $25,582,122)		27,658,847

Principal

Short Term Investments – 3.76%

$10,956,874	Wells Fargo Money Market Trust~	10,956,874

Total Short-Term Investments (Cost $10,956,874)		10,956,874

Total Investment in Securities (Cost $264,199,258)*	101.48%	$295,865,660

Other Assets and Liabilities, Net	(1.48)	(4,326,033)

Total Net Assets	100.00%	$291,539,627

†	Non-income earning securities.
~	This Wells Fargo Fund invests cash balances that it retains for liquidity purposes in a Wells Fargo money market fund. The fund does not pay an investment advisory fee to the Wells Fargo money market fund for such investments
*	Cost for federal income tax purposes is $265,768,600 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$37,912,915
Gross Unrealized Depreciation	(7,815,855)

Net Unrealized Appreciation	$30,097,060

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank —

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003

	Disciplined Growth	Equity Income	Index	International Equity

ASSETS

INVESTMENTS:
Investments at cost	$56,443,338	$1,456,568,641	$1,401,422,765	$520,425,410
Investments in affiliates	0	0	13,966,079	0
Net unrealized appreciation (depreciation)	12,544,439	263,057,796	102,744,702	30,996,137

TOTAL INVESTMENTS AT VALUE	$68,987,777	$1,719,626,437	$1,518,133,546	$551,421,547

Collateral for securities loaned (Note 2)	12,694,237	68,189,341	215,286,026	13,753,340
Receivable for investments sold	0	0	0	34,974,814
Receivable for dividends and interest	45,037	3,353,819	1,787,653	2,592,895
Prepaid expenses and other assets	0	4,588	0	0

TOTAL ASSETS	81,727,051	1,791,174,185	1,735,207,225	602,742,596

LIABILITIES
Payable for investment purchased	0	0	0	0
Payable for securities loaned (Note 2)	12,694,237	68,189,341	215,286,026	13,753,340
Payable for daily variation margin on financial futures contracts	0	0	285,625	0
Payable to custodian for overdraft	0	0	0	29,945,996
Payable to investment adviser and affiliates (Note 3)	42,422	711,749	160,278	380,749
Payable to other related parties(1)	1,217	1,217	1,217	1,217
Accrued expenses and other liabilities	36,943	0	2,259	21,727
TOTAL LIABILITIES	12,774,819	68,902,307	215,735,405	44,103,029

TOTAL NET ASSETS	$68,952,232	$1,722,271,878	$1,519,471,820	$558,639,567

SECURITIES ON LOAN, AT MARKET VALUE	$12,183,889	$65,219,414	$204,989,853	$13,211,427

(1)	Other related parties include the Funds’ trustees and distributor.

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF ASSETS AND LIABILITIES — SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

Large Cap Appreciation	Large Cap Value	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Company Growth	Small Company Value

$81,026,164	$188,215,068	$2,806,499,728	$8,437,259	$222,776,277	$573,109,585	$264,199,258
0	0	0	0	0	0	0
8,803,372	(4,657,544)	343,795,145	1,426,721	16,710,851	104,583,319	31,666,402

$89,829,536	$183,557,524	$3,150,294,873	$9,863,980	$239,487,128	$677,692,904	$295,865,660

22,558,449	10,862,772	193,622,263	0	48,595,687	86,387,507	44,110,390
340,440	160,752	0	0	0	11,448,843	1,412,236
19,818	48,275	601,277	4,109	144,134	121,180	204,231
0	0	28,656	7	0	0	0

112,748,243	194,629,323	3,344,547,069	9,868,096	288,226,949	775,650,434	341,592,517

2,091,187	7,222,025	6,449,503	0	0	15,723,418	5,712,783
22,558,449	10,862,772	193,622,263	0	48,595,687	86,387,507	44,110,390
0	0	0	0	221,925	0	0
0	0	0	0	0	0	0
50,454	34,528	1,679,549	5,005	31,993	467,231	190,871
1,217	543	1,217	1,217	1,217	1,217	1,217
58,532	5,190	0	28,411	18,885	19,784	37,629
24,759,839	18,125,058	201,752,532	34,633	48,869,707	102,599,157	50,052,890

$87,988,404	$176,504,265	$3,142,794,537	$9,833,463	$239,357,242	$673,051,277	$291,539,627

$21,594,774	10,193,779	$185,247,799	0	$46,318,650	$81,389,325	$41,907,430

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003

	Disciplined Growth	Equity Income	Index	International Equity

INVESTMENT INCOME
Dividends(1)	$560,574	$47,511,220	$23,700,508	$9,559,122
Interest	32,509	245,882	562,834	313,064
Income from Affiliates	0	0	348,897	0
Securities lending	47,485	181,080	207,798	294,084

TOTAL INVESTMENT INCOME	640,568	47,938,182	24,820,037	10,166,270

EXPENSES
Advisory fees	472,401	13,444,353	2,025,145	5,363,459
Custody	12,597	358,516	270,020	536,346
Accounting	32,877	60,482	52,866	40,272
Legal and Audit fees	31,960	38,059	37,059	40,059
Directors’ fees	5,320	5,320	5,320	5,320
Other	2,611	125,895	74,661	4,313

TOTAL EXPENSES	557,766	14,032,625	2,465,071	5,989,769

LESS:
Waived fees and reimbursed expenses (Note 5)	(96,910)	(2,094,891)	(655,379)	(161,316)
Net expenses	460,856	11,937,734	1,809,692	5,828,453

NET INVESTMENT INCOME (LOSS)	179,712	36,000,448	23,010,345	4,337,817

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:

NET REALIZED GAIN (LOSS) FROM
Securities	(64,187)	50,218,051	8,381,836	(79,474,324)
Affiliate Securities	0	0	186,120	0
Foreign currency transactions	0	7,184	0	61,590
Financial futures transactions	0	0	5,957,555	0

NET REALIZED GAIN (LOSS) FROM INVESTMENTS	(64,187)	50,225,235	14,525,511	(79,412,734)

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF:
Securities	14,031,766	250,428,035	246,122,684	168,240,127
Foreign currency transactions	0	0	0	256,675
Financial futures transactions	0	0	774,237	0

NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS	14,031,766	250,428,035	246,896,921	168,496,802

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	13,967,579	300,653,270	261,422,432	89,084,068

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$14,147,291	$336,653,718	$284,432,777	$93,421,885

(1) Net of foreign withholding taxes	$0	$409,802	$0	$806,225
(2)	This Portfolio commenced operations on August 29, 2003

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF OPERATIONS — FOR THE YEAR ENDED SEPTEMBER 30, 2003	WELLS FARGO MASTER PORTFOLIOS

Large Cap Appreciation	Large Cap Value(2)	Large Company Growth	Small Cap Basic Value	Small Cap Index	Small Company Growth	Small Company Value

$716,739	$77,135	$12,534,293	$117,667	$1,620,533	$2,763,328	$3,135,044
26,806	19,625	319,469	5,721	227,316	139,617	56,732
0	0	0	0	0	0	0
29,543	0	670,623	0	146,146	190,161	171,880

773,088	96,760	13,524,385	123,388	1,993,995	3,093,106	3,363,656

537,577	62,802	19,428,991	76,521	482,079	4,892,526	2,032,357
15,359	1,675	518,106	1,701	38,566	108,723	45,163
28,305	0	70,183	27,256	34,695	39,964	35,115
33,062	2,447	38,059	25,061	31,960	34,058	31,960
5,320	543	5,320	5,320	5,320	5,320	5,320
3,016	2,744	70,126	2,266	2,566	8,928	2,833

622,639	70,211	20,130,785	138,125	595,186	5,089,519	2,152,748

(71,159)	(25,830)	(377,288)	(57,818)	(31,232)	(64,834)	(370,584)
551,480	44,381	19,753,497	80,307	563,954	5,024,685	1,782,164

221,608	52,379	(6,229,112)	43,081	1,430,041	(1,931,579)	1,581,492

(3,564,699)	25,384	(64,373,898)	533,855	22,045	57,009,543	17,897,659
0	0	0	0	0	0	0
0	0	0	0	0	0	0
0	0	0	0	6,950,700	0	0

(3,564,699)	25,384	(64,373,898)	533,855	6,972,745	57,009,543	17,897,659

15,929,531	(4,657,544)	677,253,867	1,577,567	42,990,382	126,797,328	58,474,588
0	0	0	0	0	0	0
0	0	0	0	(891,075)	0	0

15,929,531	(4,657,544)	677,253,867	1,577,567	42,099,307	126,797,328	58,474,588

12,364,832	(4,632,160)	612,879,969	2,111,422	49,072,052	183,806,871	76,372,247

$12,586,440	$(4,579,781)	$606,650,857	$2,154,503	$50,502,093	$181,875,292	$77,953,739

$285	$0	$446,695	$73	$0	$8,277	$0

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	DISCIPLINED GROWTH
	For the Year Ended September 30, 2003	For the Year Ended September 30 2002

Beginning net assets	$56,814,141	$86,583,613

OPERATIONS:
Net investment income (loss)	179,712	201,044
Net realized gain (loss) from investments sold	(64,187)	(7,501,610)
Net change in unrealized appreciation (depreciation) of investments	14,031,766	(184,344)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	14,147,291	(7,484,910)

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS
Contributions	16,389,552	14,641,961
Withdrawals	(18,398,752)	(36,926,523)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	(2,009,200)	(22,284,562)

NET INCREASE (DECREASE) IN NET ASSETS	12,138,091	(29,769,472)

ENDING NET ASSETS	$68,952,232	$56,814,141

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

EQUITY INCOME		INDEX		INTERNATIONAL EQUITY
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$1,711,701,493	$2,197,292,559	$1,164,265,860	$1,424,435,966	$481,041,740	$257,314,234

36,000,448	35,823,612	23,010,345	20,302,603	4,337,817	1,865,054
50,225,235	104,708,312	14,525,511	(34,240,312)	(79,412,734)	(44,310,692)
250,428,035	(551,180,346)	246,896,921	(281,072,039)	168,496,802	(54,501,131)

336,653,718	(410,648,422)	284,432,777	(295,009,748)	93,421,885	(96,946,769)

210,108,839	195,638,575	258,211,867	237,444,416	158,117,683	416,685,661
(536,192,172)	(270,581,219)	(187,438,684)	(202,604,774)	(173,941,741)	(96,011,386)

(326,083,333)	(74,942,644)	70,773,183	34,839,642	(15,824,058)	320,674,275

10,570,385	(485,591,066)	355,205,960	(260,170,106)	77,597,827	223,727,506

$1,722,271,878	$1,711,701,493	$1,519,471,820	$1,164,265,860	$558,639,567	$481,041,740

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	LARGE CAP APPRECIATION
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

Beginning net assets	$63,323,538	$68,114,635

OPERATIONS:
Net investment income (loss)	221,608	273,678
Net realized gain (loss) from investments sold	(3,564,699)	(13,227,935)
Net change in unrealized appreciation (depreciation) of investments	15,929,531	(3,489,903)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	12,586,440	(16,444,160)

TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS
Contributions	29,128,969	23,402,710
Withdrawals	(17,050,543)	(11,749,647)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	12,078,426	11,653,063

NET INCREASE (DECREASE) IN NET ASSETS	24,664,866	(4,791,097)

ENDING NET ASSETS	$87,988,404	$63,323,538

(1)	This Portfolio commenced operations on August 30, 2002
(2)	This Portfolio commenced operations on August 29, 2003

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

LARGE CAP VALUE(2)	LARGE COMPANY GROWTH		SMALL CAP BASIC VALUE(1)
For the Period Ended September 30, 2003	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Period Ended September 30, 2002

0	$2,012,518,027	$2,315,623,182	$8,184,616	0

52,379	(6,229,112)	(8,510,606)	43,081	3,309
25,384	(64,373,898)	(263,624,864)	533,855	0
(4,657,544)	677,253,867	(314,984,633)	1,577,567	(150,846)

(4,579,781)	606,650,857	(587,120,103)	2,154,503	(147,537)

181,318,237	708,049,977	516,547,612	526,556	8,842,650
(234,191)	(184,424,324)	(232,532,664)	(1,032,212)	(510,497)

181,084,046	523,625,653	284,014,948	(505,656)	8,332,153

176,504,265	1,130,276,510	(303,105,155)	1,648,847	8,184,616

$176,504,265	$3,142,794,537	$2,012,518,027	$9,833,463	$8,184,616

WELLS FARGO MASTER PORTFOLIOS	STATEMENTS OF CHANGES IN NET ASSETS

	SMALL CAP INDEX
	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

Beginning net assets	$141,023,226	$146,650,353

OPERATIONS:
Net investment income (loss)	1,430,041	962,472
Net realized gain (loss) from investments sold	6,972,745	(496,180)
Net change in unrealized appreciation (depreciation) of investments	42,099,307	(4,895,024)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	50,502,093	(4,428,732)

Transactions in Investors’ Beneficial Interests
Contributions	81,762,912	33,105,771
Withdrawals	(33,930,989)	(34,304,166)

NET INCREASE (DECREASE) FROM TRANSACTIONS IN INVESTORS’ BENEFICIAL INTERESTS	47,831,923	(1,198,395)

NET INCREASE (DECREASE) IN NET ASSETS	98,334,016	(5,627,127)

ENDING NET ASSETS	$239,357,242	$141,023,226

The accompanying notes are an integral part of these financial statements.

STATEMENTS OF CHANGES IN NET ASSETS	WELLS FARGO MASTER PORTFOLIOS

SMALL COMPANY GROWTH		SMALL COMPANY VALUE
For the Year Ended September 30, 2003	For the Year Ended September 30, 2002	For the Year Ended September 30, 2003	For the Year Ended September 30, 2002

$470,274,154	$575,999,538	$154,974,427	$147,838,358

(1,931,579)	(2,439,866)	1,581,492	1,183,551
57,009,543	(112,512,630)	17,897,659	16,735,398
126,797,328	(2,881,758)	58,474,588	(22,490,426)

181,875,292	(117,834,254)	77,953,739	(4,571,477)

117,055,759	109,244,979	108,693,698	53,306,792
(96,153,928)	(97,136,109)	(50,082,237)	(41,599,246)

20,901,831	12,108,870	58,611,461	11,707,546

202,777,123	(105,725,384)	136,565,200	7,136,069

$673,051,277	$470,274,154	$291,539,627	$154,974,427

WELLS FARGO MASTER PORTFOLIOS	FINANCIAL HIGHLIGHTS

	Ratio To Average Net Assets (Annualized)			Portfolio Turnover Rate
	Net Investment Income (Loss)	Net Expenses	Gross Expenses(1)

DISCIPLINED GROWTH
October 1, 2002 to September 30, 2003	0.28%	0.73%	0.88%	117%
October 1, 2001 to September 30, 2002	0.27%	0.73%	0.91%	156%
October 1, 2000 to September 30, 2001	0.15%	0.72%	0.82%	181%
October 1, 1999 to September 30, 2000	0.20%	0.75%	0.84%	106%
June 1, 1999 to September 30, 1999	(0.04)%	0.97%	1.02%	21%
June 1, 1998 to May 31, 1999	0.15%	0.97%	1.02%	90%

EQUITY INCOME

October 1, 2002 to September 30, 2003	2.01%	0.67%	0.78%	9%
October 1, 2001 to September 30, 2002	1.61%	0.68%	0.78%	12%
October 1, 2000 to September 30, 2001	1.29%	0.68%	0.78%	3%
October 1, 1999 to September 30, 2000	1.42%	0.67%	0.76%	9%
June 1, 1999 to September 30, 1999	1.43%	0.54%	0.57%	5%
June 1, 1998 to May 31, 1999	1.53%	0.55%	0.57%	3%

INDEX

October 1, 2002 to September 30, 2003	1.70%	0.13%	0.18%	3%
October 1, 2001 to September 30, 2002	1.40%	0.13%	0.18%	4%
October 1, 2000 to September 30, 2001	1.23%	0.13%	0.18%	2%
October 1, 1999 to September 30, 2000	1.13%	0.13%	0.18%	8%
June 1, 1999 to September 30, 1999	1.25%	0.18%	0.23%	11%
June 1, 1998 to May 31, 1999	1.35%	0.18%	0.23%	4%

INTERNATIONAL EQUITY

October 1, 2002 to September 30, 2003	0.81%	1.09%	1.12%	75%
October 1, 2001 to September 30, 2002	0.54%	1.24%	1.26%	38%
October 1, 2000 to September 30, 2001	0.57%	1.27%	1.31%	33%
October 1, 1999 to September 30, 2000	0.06%	1.30%	1.39%	64%
June 1, 1999 to September 30, 1999	0.21%	1.40%	1.40%	11%
February 12, 1999(2) to May 31, 1999	1.92%	1.40%	1.45%	12%

LARGE CAP APPRECIATION

October 1, 2002 to September 30, 2003	0.29%	0.72%	0.81%	153%
October 1, 2001 to September 30, 2002	0.37%	0.72%	0.88%	123%
August 31, 2001(2) to September 30, 2001	1.51%	0.72%	0.79%	10%

LARGE CAP VALUE

August 29, 2003(2) to September 30, 2003	0.64%	0.54%	0.86%	3%

LARGE COMPANY GROWTH

October 1, 2002 to September 30, 2003	(0.24)%	0.76%	0.78%	13%
October 1, 2001 to September 30, 2002	(0.34)%	0.78%	0.78%	18%
October 1, 2000 to September 30, 2001	(0.29)%	0.78%	0.78%	13%
October 1, 1999 to September 30, 2000	(0.30)%	0.77%	0.77%	9%
June 1, 1999 to September 30, 1999	(0.07)%	0.69%	0.72%	5%
June 1, 1998 to May 31, 1999	(0.19)%	0.71%	0.72%	28%

SMALL CAP BASIC VALUE

October 1, 2002 to September 30, 2003	0.50%	0.93%	1.60%	146%
August 30, 2002(2) to September 30, 2002	0.45%	0.98%	2.16%	0%

SMALL CAP INDEX

October 1, 2002 to September 30, 2003	0.74%	0.29%	0.31%	11%
October 1, 2001 to September 30, 2002	0.57%	0.32%	0.33%	17%
October 1, 2000 to September 30, 2001	0.90%	0.32%	0.33%	25%
October 1, 1999 to September 30, 2000	1.03%	0.33%	0.34%	42%
June 1, 1999 to September 30, 1999	0.53%	0.44%	0.50%	23%
June 1, 1998 to May 31, 1999	0.76%	0.44%	0.48%	26%

SMALL COMPANY GROWTH

October 1, 2002 to September 30, 2003	(0.35)%	0.92%	0.94%	163%
October 1, 2001 to September 30, 2002	(0.40)%	0.94%	0.94%	169%
October 1, 2000 to September 30, 2001	(0.17)%	0.94%	0.94%	206%
October 1, 1999 to September 30, 2000	(0.28)%	0.94%	0.94%	203%
June 1, 1999 to September 30, 1999	(0.22)%	0.94%	0.98%	55%
June 1, 1998 to May 31, 1999	(0.25)%	0.98%	0.98%	154%

SMALL COMPANY VALUE

October 1, 2002 to September 30, 2003	0.70%	0.79%	0.95%	80%
October 1, 2001 to September 30, 2002	0.68%	0.79%	0.98%	98%
October 1, 2000 to September 30, 2001	1.32%	0.79%	0.97%	90%
October 1, 1999 to September 30, 2000	1.37%	0.81%	1.00%	114%
June 1, 1999 to September 30, 1999	0.83%	1.00%	1.04%	28%
June 1, 1998 to May 31, 1999	0.76%	0.99%	1.04%	97%

The accompanying notes are an integral part of these financial statements.

NOTES TO FINANCIAL HIGHLIGHTS	WELLS FARGO MASTER PORTFOLIOS

NOTES TO FINANCIAL HIGHLIGHTS

(1)	During each period, various fees and expenses were waived and reimbursed as indicated. The ratio of Gross Expenses to Average Net Assets reflects the expense ratio in the absence of any waivers and reimbursements (Note 5).

(2)	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Wells Fargo Master Trust (“Master Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Master Trust currently has 15 separate investment portfolios. These financial statements present the Disciplined Growth, Equity Income, Index, International Equity, Large Cap Appreciation, Large Cap Value, Large Company Growth, Small Cap Basic Value, Small Cap Index, Small Company Growth, and Small Company Value diversified portfolios (each, a “Portfolio” and collectively, the “Portfolios”).

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed by Master Trust in the preparation of its financial statements, are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price. Securities listed on The Nasdaq Stock Market, Inc. are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. In the absence of any sale of such securities, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the valuations are based on the latest quoted bid prices. Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation. Securities for which quotations are not readily available are valued at fair value as determined by policies set by the Board of Trustees.

Debt securities maturing in 60 days or less are valued at amortized cost. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity, which approximates market value.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered. Interest income is accrued daily and bond discounts are accreted and premiums are amortized.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Foreign currency amounts are translated into U.S. dollars using the closing rates of exchange as follows: (i) assets and liabilities at the rate of exchange at the end of the respective period; and (ii) purchases and sales of securities and income and expenses at the rate of exchange prevailing on the dates of such transactions. The portion of the results of operations arising from changes in the exchange rates and the portion due to fluctuations arising from changes in the market prices of securities are not isolated. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

FUTURES CONTRACTS

Each Portfolio may purchase futures contracts to gain exposure to market changes, which may be more efficient or cost effective than actually buying the underlying securities. A futures contract is an agreement between parties to buy or sell a security at a set price on a future date. Upon entering into such a contract, a Portfolio is required to pledge to the broker an amount of cash, U.S. Government obligations or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange on which the futures contract is traded. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Pursuant to regulations and/

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

or published positions of the Securities and Exchange Commission (the “SEC”) for long futures positions, the Portfolio is required to segregate highly liquid securities as permitted by the SEC in connection with futures transactions in an amount generally equal to the entire value of the underlying contracts. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. On September 30, 2003, the Index and Small Cap Index Portfolios held the following long futures contracts:

Contracts	Portfolio	Type	Expiration Date	Notional Contract Value	Net Unrealized Appreciation (Depreciation)
115 Long	Index Portfolio	S&P 500 Index	December 2003	$28,580,375	$ (947,438)
87 Long	Small Cap Index Portfolio	Russell 2000 Index	December 2003	21,221,475	(1,072,025)

The Index Portfolio has pledged U.S. Treasury Bills with a par value of $3,285,000 and the Small Cap Index Portfolio has pledged U.S. Treasury Bills with a par value of $1,470,000 in conjunction with outstanding futures contracts as of September 30, 2003.

REPURCHASE AGREEMENTS

Each Portfolio may invest in repurchase agreements and may participate in pooled repurchase agreement transactions with other Portfolios advised by Wells Fargo Funds Management, LLC. The repurchase agreements must be fully collateralized based on values that are marked to market daily. The collateral may be held by an agent bank under a tri-party agreement. It is the Portfolios’ custodian’s responsibility to value collateral daily and to take action to obtain additional collateral as necessary to maintain market value equal to or greater than the resale price. The repurchase agreements held by the Portfolios are collateralized by instruments such as U.S. Treasury, Federal agency, or high-grade corporate obligations. There could be potential loss to a Portfolio in the event that such Portfolio is delayed or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the underlying obligations during the period in which a Portfolio seeks to assert its rights.

SECURITY LOANS

The Portfolios may loan securities in return for securities and cash collateral which is invested in various short-term fixed income securities. The Portfolios may receive compensation for lending securities in the form of fees or by retaining a portion of interest on the investment securities or cash received as collateral. A Portfolio also continues to receive interest or dividends on the securities loaned. Security loans are secured at all times by collateral. The collateral is equal to at least 102% of the market value of the securities loaned plus accrued interest. If the collateral falls to 100%, it will be brought back to 102%. Gain or loss in the market price of the securities loaned that may occur during the term of the loan are reflected in the value of the Portfolio. The risks to the Portfolio from securities lending are that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Portfolio. Wells Fargo Bank Minnesota, N.A., the Portfolios custodian, acts as the securities lending agent for the Portfolios and receives for its services as the lending agent 40% of the revenues earned on the securities lending activities. As of September 30, 2003, the value of securities on loan and the value of the related collateral are shown in the Statements of Assets and Liabilities.

As of September 30, 2003, the cash collateral of each Portfolio was invested as follows:

Fund	Repurchase Agreements	Short-Term Securities	Mid-Term Securities	Money Market Fund	Total
Disciplined Growth Portfolio	26%	23%	49%	2%	100%
Equity Income Portfolio	41%	39%	17%	3%	100%
Index Portfolio	23%	36%	39%	2%	100%
International Equity Portfolio	32%	51%	13%	4%	100%
Large Cap Appreciation Portfolio	26%	29%	43%	2%	100%
Large Cap Value Portfolio	36%	37%	25%	2%	100%
Large Company Growth Portfolio	22%	45%	31%	2%	100%
Small Cap Index Portfolio	30%	49%	18%	3%	100%
Small Company Growth Portfolio	30%	47%	20%	3%	100%
Small Company Value Portfolio	29%	49%	19%	3%	100%

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

FEDERAL INCOME TAXES

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of the Portfolios are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolios regardless of whether such interest, dividends, or gains have been distributed by the Portfolios.

3. ADVISORY FEES

The investment adviser of each Portfolio is Wells Fargo Funds Management, LLC (“Funds Management”). The Portfolios’ adviser is responsible for implementing the investment policies and guidelines for the Portfolios, and for supervising the sub-advisers who are responsible for the day-to-day portfolio management of the Funds.

Funds Management has retained the services of certain investment sub-advisers (Cadence Capital Management, Peregrine Capital Management, Inc., Smith Asset Management Group, L.P., Systematic Financial Management, L.P., and Wells Capital Management Incorporated) on selected Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolios to the adviser.

NOTES TO FINANCIAL STATEMENTS	WELLS FARGO MASTER PORTFOLIOS

Portfolio	Advisory Fee	Sub-Adviser	Sub-Advisory Fee
Disciplined Growth Portfolio	0.75%	Smith Asset Management	0-175 million, 0.35%
			175-225 million, 0.30%
			225-500 million, 0.25%
			Greater than 500 million, 0.20%
Equity Income Portfolio	0.75%	Wells Capital Management	0-200 million, 0.25%
			200-400 million, 0.20%
			Greater than 400 million, 0.15%
Index Portfolio	0.15%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
International Equity Portfolio	1.00%	Wells Capital Management	0-200 million, 0.35%
			Greater than 200 million, 0.25%
Large Cap Appreciation Portfolio	0.70%	Cadence Capital Management	0-250 million, 0.30%
			250-500 million, 0.20%
			500 million – 1 billion, 0.15%
			Greater than 1 billion, 0.10%
Large Cap Value Portfolio	0.75%	Systematic Financial Management	0-150 million, 0.30%
			150-350 million, 0.20%
			350M-750 million, 0.15%
			750 million-1 billion, 0.13%
			Greater than 1 billion, 0.10%
Large Company Growth Portfolio	0.75%	Peregrine Capital Management	0-25 million, 0.75%
			25-50 million, 0.60%
			50-275 million, 0.50%
			Greater than 275 million, 0.30%
Small Cap Basic Value Portfolio	0.90%	Wells Capital Management	0-200 million, 0.25%
			Greater than 200 million, 0.20%
Small Cap Index Portfolio	0.25%	Wells Capital Management	0-200 million, 0.02%
			Greater than 200 million, 0.01%
Small Company Growth Portfolio	0.90%	Peregrine Capital Management	0-50 million, 0.90%
			50-180 million, 0.75%
			180-340 million, 0.65%
			340-685 million, 0.50%
			685-735 million, 0.52%
			Greater than 735 million 0.55%
Small Company Value Portfolio	0.90%	Peregrine Capital Management	0-175 million, 0.50%
			Greater than 175 million, 0.75%

WELLS FARGO MASTER PORTFOLIOS	NOTES TO FINANCIAL STATEMENTS

4. OTHER FEES AND TRANSACTIONS WITH AFFILIATES

Currently, there are no administration fees charged to the Portfolios at the master level. Wells Fargo Bank Minnesota, N.A. (“Wells Fargo Bank, MN”), serves as the custodian for each Portfolio and may appoint certain sub-custodians to custody those Portfolios’ foreign securities and assets held in foreign countries. Wells Fargo Bank, MN receives a fee with respect to each Portfolio at an annual rate of 0.02% of each Portfolio’s average daily net assets, with the exception of the International Equity Portfolio.

Effective September 1, 2002, Wells Fargo Bank, MN receives a fee with respect to the International Equity Portfolio at an annual rate of 0.10% of the Portfolio’s average daily net assets. Prior to this date, Wells Fargo Bank, MN received a fee at an annual rate of 0.25% of the average daily assets for these services.

Effective the first quarter of 2003, PFPC Inc. (“PFPC”) serves as fund accountant for the Portfolios. PFPC currently does not receive an annual asset based complex fee or an annual fixed fee for its services as fund accountant to the Portfolios, but is entitled to be reimbursed for all out-of-pocket expenses reasonably incurred in providing these services. Prior to PFPC, Forum Accounting Services, LLC served as fund accountant and was entitled to receive a fixed monthly fee, a basis point fee of 0.0025% of the average daily net assets of each portfolio, plus out-of-pocket expenses.

5. WAIVED FEES AND REIMBURSED EXPENSES

All amounts shown as waived fees or reimbursed expenses on the Statements of Operations, for the year or period ended September 30, 2003, were waived by Funds Management, first from advisory fees, and then any remaining amount consecutively from administration, custody and shareholder servicing fees collected.

6. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for each Portfolio for the year ended September 30, 2003 were as follows:

AGGREGATE PURCHASES AND SALES
Portfolio	Purchases at Cost	Sales Proceeds
Disciplined Growth Portfolio	$70,110,923	$73,118,329
Equity Income Portfolio	163,205,900	474,644,101
Index Portfolio	151,222,667	36,931,534
International Equity Portfolio	373,800,231	376,756,205
Large Cap Appreciation Portfolio	123,731,962	112,332,330
Large Cap Value Portfolio	184,085,650	5,558,995
Large Company Growth Portfolio	816,096,472	319,458,799
Small Cap Basic Value Portfolio	12,121,323	10,143,428
Small Cap Index Portfolio	59,351,094	19,324,596
Small Company Growth Portfolio	898,448,933	867,740,092
Small Company Value Portfolio	232,727,493	176,174,611

INDEPENDENT AUDITORS’ REPORT	WELLS FARGO MASTER PORTFOLIOS

TO THE BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities of Disciplined Growth Portfolio, Equity Income Portfolio, Index Portfolio, International Equity Portfolio, Large Cap Appreciation Portfolio, Large Cap Value Portfolio, Large Company Growth Portfolio, Small Cap Basic Value Portfolio, Small Cap Index Portfolio, Small Company Growth Portfolio, and Small Company Value Portfolio (collectively the “Portfolios”), eleven portfolios constituting Wells Fargo Master Trust, including the portfolios of investments as of September 30, 2003, and the related statements of operations for the year or period then ended, the statements of changes in net assets for the periods presented on pages 240 to 245, and the financial highlights for the periods presented on page 246. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities as of September 30, 2003, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned portfolios of Wells Fargo Master Trust as of September 30, 2003, the results of their operations, changes in their net assets and their financial highlights for the periods indicated above in conformity with accounting principles generally accepted in the United States of America.

San Francisco, California

November 14, 2003

WELLS FARGO MASTER PORTFOLIOS	OTHER INFORMATION

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds/Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222 or visiting our website at www.wellsfargofunds.com, or by accessing the SEC’s website at  http://www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (“Trustees”) of Wells Fargo Funds Trust (the “Trust”) and supplements, and should be read in conjunction with, the Prospectus and the Statement of Additional Information* of each Fund. Each of the Trustees listed below acts in identical capacities for each of the 92 funds comprising the Trust, Wells Fargo Variable Trust and Wells Fargo Master Trust (collectively the “Fund Complex”). All of the non-interested Trustees are also members of the Audit and Nominating Committees of each Trust in the Fund Complex. The address of each Trustee and Officer is 525 Market Street, 20th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

INTERESTED TRUSTEES**

Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Robert C. Brown 72	Trustee since 1992	Retired. Director, Federal Farm Credit Banks Funding Corporation and Farm Credit System Financial Assistance Corporation until February 1999.	None

J. Tucker Morse 59	Trustee since 1987	Private Investor/Real Estate Developer; Chairman of White Point Capital, LLC.	None

NON-INTERESTED TRUSTEES
Name and Age	Position held and length of service ***	Principal occupations during past five years	Other Directorships
Thomas S. Goho 61	Trustee since 1987	Wake Forest University, Calloway School of Business and Accountancy, Benson-Pruitt Professorship since 1999, Associate Professor of Finance 1994 - 1999.	None

Peter G. Gordon 61	Trustee since 1998 (Lead Trustee since 2001)	Chairman, CEO, and Co-Founder of Crystal Geyser Water Company and President of Crystal Geyser Roxane Water Company.	None

Richard M. Leach 70	Trustee since 1987	Retired. Prior thereto, President of Richard M. Leach Associates (a financial consulting firm).	None

Timothy J. Penny 51	Trustee since 1996	Senior Counselor to the public relations firm of Himle-Horner and Senior Fellow at the Humphrey Institute, Minneapolis, Minnesota (a public policy organization).	None

Donald C. Willeke 63	Trustee since 1996	Principal in the law firm of Willeke & Daniels.	None

BOARD OF TRUSTEES	WELLS FARGO MASTER PORTFOLIOS

OFFICERS

Name and Age	Position held and length of service	Principal occupations during past five years	Other Directorships
Karla M. Rabusch 44	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. President of Wells Fargo Funds Management, LLC. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from March 2001 to March 2003. Vice President of Wells Fargo Bank, N.A. from December 1997 to May 2000.	None

Stacie D. DeAngelo 34	Treasurer, since 2003	Vice President of Wells Fargo Bank, N.A. Vice President of Operations for Wells Fargo Funds Management, LLC. Prior thereto, Operations Manager at Scudder Weisel Capital, LLC (2000 to 2001), Director of Shareholder Services at BISYS Fund Services (1999 to 2000) and Assistant Vice President of Operations with Nicholas-Applegate Capital Management (1993 to 1999).	None

C. David Messman 43	Secretary, since 2000	Vice President and Counsel of Wells Fargo Bank, N.A. since January 1996. Vice President and Secretary of Wells Fargo Funds Management, LLC since March 2001.	None

*	The Statement of Additional Information includes additional information about the Funds’ Trustees and is available, without charge, upon request, by calling 1-800-222-8222.
**	Currently, two of the seven Trustees are considered “interested persons” of the Trusts as defined in the Investment Company Act of 1940. One of the interested Trustees, Robert C. Brown, owns securities of Wells Fargo & Company, and one of the interested Trustees, J. Tucker Morse, is affiliated with a government securities dealer that is registered under the Securities Exchange Act of 1934, which is not itself affiliated with Wells Fargo Funds Management, LLC.
***	Length of service dates reflects a Trustee’s commencement of service with the Trust’s predecessor entities.

WELLS FARGO MASTER PORTFOLIOS	LIST OF ABBREVIATIONS

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments

ADR	— American Depository Receipts

AMBAC	— American Municipal Bond Assurance Corporation

AMT	— Alternative Minimum Tax

ARM	— Adjustable Rate Mortgages

BART	— Bay Area Rapid Transit

CDA	— Community Development Authority

CDSC	— Contingent Deferred Sales Charge

CGIC	— Capital Guaranty Insurance Company

CGY	— Capital Guaranty Corporation

CMT	— Constant Maturity Treasury

COFI	— Cost of Funds Index

Connie Lee	— Connie Lee Insurance Company

COP	— Certificate of Participation

CP	— Commercial Paper

CTF	— Common Trust Fund

DW&P	— Department of Water & Power

DWR	— Department of Water Resources

EDFA	— Education Finance Authority

FGIC	— Financial Guaranty Insurance Corporation

FHA	— Federal Housing Authority

FHLB	— Federal Home Loan Bank

FHLMC	— Federal Home Loan Mortgage Corporation

FNMA	— Federal National Mortgage Association

FRN	— Floating Rate Notes

FSA	— Financial Security Assurance, Inc

GNMA	— Government National Mortgage Association

GO	— General Obligation

HFA	— Housing Finance Authority

HFFA	— Health Facilities Financing Authority

IDA	— Industrial Development Authority

LIBOR	— London Interbank Offered Rate

LLC	— Limited Liability Corporation

LOC	— Letter of Credit

LP	— Limited Partnership

MBIA	— Municipal Bond Insurance Association

MFHR	— Multi-Family Housing Revenue

MUD	— Municipal Utility District

MTN	— Medium Term Note

PCFA	— Pollution Control Finance Authority

PCR	— Pollution Control Revenue

PFA	— Public Finance Authority

PLC	— Private Placement

PSFG	— Public School Fund Guaranty

RAW	— Revenue Anticipation Warrants

RDA	— Redevelopment Authority

RDFA	— Redevelopment Finance Authority

R&D	— Research & Development

SFMR	— Single Family Mortgage Revenue

TBA	— To Be Announced

TRAN	— Tax Revenue Anticipation Notes

USD	— Unified School District

V/R	— Variable Rate

WEBS	— World Equity Benchmark Shares

ITEM 2. CODE OF ETHICS

As of the end of the period, September 30, 2003, Wells Fargo Master Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of Wells Fargo Master Trust has determined that Thomas S. Goho is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Goho is independent for purposes of Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a)(i) The President and Treasurer have concluded that the Wells Fargo Master Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(a)(ii) There were no significant changes in the Trust’s internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation referenced in (a)(i) above.

ITEM 10. EXHIBITS

(a) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit             .

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ KARLA M. RABUSCH

Karla M. Rabusch President

Date: November 24, 2003

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Master Trust

By:	/s/ STACIE D. DEANGELO

Stacie D. DeAngelo Treasurer

Date: November 24, 2003